As filed on May 20, 2003                           1933 Act File No. 033-19862
                                                      1940 Act File No. 811-5460


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
          Pre-Effective Amendment No.
                                     ---                                     ---

          Post-Effective Amendment No. 31                                     X
                                      ----                                   ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
         Amendment No. 35                                                     X
                      ----                                                   ---

                     INVESCO TREASURER'S SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
       Clifford J. Alexander, Esq.               Ronald M. Feiman, Esq.
       Kirkpatrick & Lockhart LLP                 Mayer, Brown & Platt
     1800 Massachusetts Avenue, N.W.                 1675 Broadway
              Second Floor                   New York, New York  10019-5820
       Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b)
_X___ on May 21, 2003 pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on __________, pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus | ______________, 2003
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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
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INVESCO TREASURER'S SERIES FUNDS, INC.

INVESCO STABLE VALUE FUND--CLASS R

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING CURRENT INCOME, WHILE ATTEMPTING TO MAINTAIN A STABLE VALUE PER SHARE.

CLASS R SHARES ARE SOLD PRIMARILY TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.....................3
Fund Performance............................................6
Fees And Expenses...........................................6
Investment Risks............................................8
Principal Risks Associated With The Fund....................8
Temporary Defensive Positions..............................11
Portfolio Turnover.........................................11
Fund Management............................................11
Portfolio Managers.........................................12
Potential Rewards..........................................12
Share Price................................................13
How To Buy Shares..........................................14
Your Account Services......................................18
How To Sell Shares.........................................19
Dividends, Distributions, And Taxes........................22

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor for the Fund. Together with our affiliated companies, we at INVESCO Institutional direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Class R shares. Class R shares are sold to individual retirement accounts ("IRAs") qualified retirement plans, 403(b) plans, certain deferred compensation plans, retirement savings programs, educational savings programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). The Fund also offers an additional class of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of the Fund, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

The Fund seeks current income while attempting to maintain a stable net asset value per share (NAV). We do not guarantee that the Fund will be able to achieve its objective. The Fund is actively managed. It invests primarily in fixed income securities with varying maturities while attempting to maintain an average portfolio duration of not more than five years. It also invests in money market instruments and in contracts with financial institutions that are designed to stabilize the Fund's share value.

Fixed income securities include, but are not limited to, corporate bonds, government and agency securities, mortgage and other asset-backed securities issued by governmental and non-governmental issuers, and U.S. dollar-denominated foreign securities. The Fund invests primarily in fixed-income securities that are rated investment grade at the time of purchase. The Fund will also invest in money market instruments, including bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, repurchase agreements and U.S. government securities. The Fund will also invest in contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks (Wrapper Providers). The Fund may also invest in commingled pools of debt securities having similar characteristics of the Fund and in derivatives. At any given time, the Fund may invest more than 25% of its total assets in industries in the financial services sector. The Wrapper Agreements may impose more stringent standards relating to the types, credit quality, duration, and/or diversification of portfolio securities than those established by the Fund's own investment policies.

The Fund is a type of mutual fund known as a stable value fund. Stable value funds are short-term bond funds that use targeted investment strategies and Wrapper Agreements in seeking to maintain a stable NAV. The Fund is not a money market fund and has risks not present in money market funds. The Fund does not seek to maintain an NAV of $1.00 like a money market fund. However, the Wrapper Agreements are intended to cause the NAV of the Fund to be considerably more stable than a typical high-quality fixed-income fund. Securities in a money market fund generally have a shorter average maturity than securities in the Fund, and the yield of a money market fund will tend to more closely track the direction of current market rates than the yield of the Fund. The combination of the Fund's investments and the longer average duration are normally anticipated to produce higher returns than a money market fund.

Wrapper Agreements assist the Fund in seeking to protect principal. Unlike traditional fixed-income portfolios, the Fund's use of Wrapper Agreements should tend to offset the price fluctuations typically associated with fixed-income securities. Generally, a Wrapper Agreement obligates the Wrapper Provider to maintain the book value (which is a constant dollar value plus interest accrued at the "crediting rate" under the Wrapper Agreement) of the Fund's fixed-income securities and other instruments covered by the Wrapper Agreement (the "Covered Assets"), up to specified amounts, under certain circumstances. In addition, under certain adverse market conditions, the Wrapper Provider may be obligated to make payments to the Fund if the Fund is unable to satisfy its payment obligations from Fund costs. If that occurs, the Wrapper Provider would typically pay the Fund an amount sufficient to cover shareholder redemptions and certain other payments (such as Fund expenses), provided all the terms of the Wrapper Agreement have been met. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary.

Wrapper Agreements are written in terms of book value. Typically, when the market value of the Covered Assets is less than book value, the Wrapper Provider is obligated to pay the Fund the difference between the two values. When determining its NAV, the Fund normally values the Covered Assets at their market value, and values the Wrapper Agreement at the difference between the Covered Assets' market value and book value, so that the sum of the two equals the book value of the Covered Assets. In valuing the Wrapper Agreements this way, the Fund is able, in effect, to value its fixed-income investments at book value, which is not affected by market price fluctuations. As a result, the Fund normally should be able to maintain a constant value for the Covered Assets regardless of market value changes. This accounting method is important in order to enable the Fund to maintain a constant NAV.

Wrapper Agreements specify a formula for calculating a "crediting rate" for the Covered Assets. The crediting rate is the return on the Covered Assets and is used in determining the Fund's distributions to shareholders. The crediting rate is based on the yield to maturity of the Covered Assets, but also includes adjustments for differences between the market value and the book value of the Covered Assets. Adjustments to the crediting rate may reduce the Fund's yield to zero, but the yield will not fall below zero. The crediting rate, and therefore the Fund's return, may be affected by purchases and redemptions by shareholders. The impact depends on whether the market value of the Covered Assets is higher or lower than the book value of those assets at the time of the purchases and redemptions.

If the market value of Covered Assets is higher than their book value, the crediting rate will ordinarily be higher than the yield of the Covered Assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and redemptions by existing shareholders will tend to increase the crediting rate.

If the market value of Covered Assets is lower than their book value, the crediting rate will ordinarily be lower than the yield of the Covered Assets. When the Covered Assets' market value is lower than their book value, the Fund will have, for example, less than $10.00 in cash and bonds for every $10.00 in NAV. Under these circumstances, cash from new investors will tend to increase the market value of the Covered Assets and to increase the crediting rate. Redemptions, however, will tend to reduce the market value of remaining Covered Assets and to reduce the crediting rate. If the Fund has significant redemptions when the market value of the Covered Assets is below their book value, the Fund's yield could be reduced significantly to a level that is not competitive with other investment options. This could result in additional redemptions which would tend to lower the crediting rate further. If redemptions continue, the Fund's yield could be reduced to zero.

The Fund combines bottom-up and top-down analysis to select securities for its portfolio. Top-down research and analysis establishes a strategy to earn return from changes in the yield curve, spread, credit, and volatility. Each security is analyzed and a strategy developed specifically for a stable value portfolio. We then look to each available bond sector. INVESCO Institutional selects those sectors that it believes provide the proper risk exposures in the least expensive way are selected. By analyzing each return driver first and developing sector strategies second, the Fund attempts to earn consistent excess returns and avoid unintended risks. Once sectors are selected, a bottom up analysis commences.

Securities are selected using a bottom-up process. Sector specialists working in tandem with credit research analysts seek to identify the most attractive securities that meet the credit criteria and best implement the selected strategy.

Although the Fund seeks to preserve a stable NAV, there are risks associated with fixed-income investing. The value of fixed-income securities and related derivatives could fluctuate or fall if:

o  There is a sharp rise in interest rates.
o  There is a decline in an issuer's credit rating.
o  There is a change in interest rates or an economic downturn.
o  Securities INVESCO Institutional has selected do not perform as expected.
o Adverse political, economic or social developments undermine the value of the Fund's investments or prevent the Fund from realizing its value on foreign securities.
o A price quotation was not readily available and the Fund was not able to sell a security at a price that reflects our estimate of its value.
o INVESCO Institutional were to misjudge the potential risks and rewards of derivatives investing.
o The amount and timing of shareholder purchases and redemptions affects the Fund's performance and income.

The Fund attempts to reduce the risks of investing in fixed-income securities by allocating assets among a diversified group of issuers; by primarily investing in fixed-income securities that are rated investment grade, at the time of purchase, and by investing in Wrapper Agreements. In addition, INVESCO Institutional seeks to avoid these risks and maintain a stable NAV by targeting an average portfolio duration of not more than five years. INVESCO Institutional may use various investment techniques in seeking to maintain the desired duration, such as certain common derivatives instruments.

The use of Wrapper Agreements has its own risks, including:

o The possibility of default or deterioration in the creditworthiness of the Wrapper Provider.
o The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets or to replace terminated Wrapper Agreement coverage with that having at least a favorable terms and/or cost.
o The fact that the Wrapper Agreements do not assume the credit risk associated with the Fund's fixed income securities and other investments.
o The possibility that the Fund's yield, which is based on the crediting rate, may not reflect prevailing market interest rates.
o The costs incurred by the Fund to purchase Wrapper Agreements which will reduce its return, possibly preventing the Fund from performing as well as other high quality fixed-income funds of comparable duration.
o The possibility that a government or self-regulatory agency, or the Fund's board of directors, could determine that it is not appropriate to value Wrapper Agreements at the difference between market value and book value of the Fund's Covered Assets.

Although the Fund may initially have only one Wraper Agreement, the Fund attempts to offset the risks of investing in Wrapper Agreements by diversifying its investments in Wrappers Agreements among different Wrapper Providers and by monitoring the creditworthiness of the issuers of the securities in which the Fund invests and of the Wrapper Providers. At the time the Fund enters into a Wrapper Agreement, the Wrapper Provider will have received a high quality rating as to its long-term debt obligation.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. For example, the financial services sector is subject to extensive government regulation. Changes in government regulation and interest rates and economic downturns can have a significant negative impact on the financial services sector, including Wrapper Providers. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund is subject to other principal risks such as market, duration, prepayment, security selection, liquidity, pricing, opportunity, derivatives, foreign securities, counterparty, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund is not a money market fund. Although the Fund seeks to maintain a stable NAV, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's shares were not offered until ____________, 2003, the Fund does not yet have a full calendar year of performance. Accordingly, performance is not included for the Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

Under normal circumstances, qualified IRA redemptions and qualified plan redemptions that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made with less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. All other redemptions are subject to a redemption fee of 2% on the proceeds of the redemption on any day that the "Redemption Fee Trigger" is "active." INVESCO reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive. For more information on the Redemption Fee Trigger, please see the sections entitled "How To Buy Shares" and "How To Sell Shares." Shareholders who purchase through certain platforms may pay a redemption fee on qualified IRA and Plan redemptions if the Redemption Fee Trigger is active. Shareholders should check with their financial intermediary directly.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

Maximum Front-End Sales Charge on purchases as a percentage
  of offering price                                                       None
Maximum Contingent Deferred Sales Charge (CDSC) as a percentage
  of the total original cost of the shares                                None
Maximum Sales Charge on reinvested dividends/distributions                None
Redemption/Exchange Fee (as a percentage of amount redeemed)            2.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees                                                          0.60%
Distribution and Service (12b-1) Fees(2)                                 0.50%
Other Expenses(3),(4),(5)                                                0.86%
                                                                         -----
Total Annual Fund Operating Expenses(4),(5),(6)                          1.91%
                                                                         =====
Fee Waivers/Reimbursements(6),(7)                                        0.00%
                                                                         =====
Net Expenses (see important fee waiver information below)(4),(5),(6),(7) 1.91%
                                                                         =====

(1) The amount of, and method of applying, the Redemption fee, including the operation of the Redemption Fee Trigger, may be changed in the future. Shares currently offered in this Prospectus would be subject to the Redemption Fee as described in this Prospectus. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares" for more information.
(2) Because Class R shares pay a 12b-1 distribution and service fee which is based upon the class's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(3) Other Expenses include the annual fees the Fund pays for Wrapper
    Agreements.
(4) Based on estimated expenses for the current fiscal year.
(5) Certain expenses of the Fund will be voluntarily absorbed by INVESCO pursuant to a commitment between INVESCO and the Fund. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class R shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.00% and 1.05%, respectively, of the Fund's average net assets attributable to Class R shares.
(6) INVESCO is entitled to reimbursement from the class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary commitment between the Fund and INVESCO if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the board of directors.
(7) In addition to the voluntary expense cap of 1.05%, INVESCO has also contractually obligated itself to waive fees and bear any expenses through May 31, 2004 that would cause ratio of expenses to average net assets to exceed 1.95% for Class R shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Class R shares of the Fund, to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Class R shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Class K shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Class R shares may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR          3 YEARS

Class R                                     $194             $600

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares may increase or decrease with changes in the value of the Fund's underlying investments and changes in the fixed income markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

In addition to the risks discussed above regarding the Fund's investment in Wrapper Agreements, you should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. A weak economy or strong stock market may cause interest rates to decline. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

CREDIT RISK
The Fund invests in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value. For the Covered Assets, this risk factor may cause a security to cease to qualify as a Covered Asset and may also affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

MARKET RISK
Security prices vary and may fall, thus reducing the value of the Fund's investments. Certain securities selected for the Fund's portfolio may decline in value more than the overall market. In addition, although individual securities may outperform the market, the market may decline as a result of various conditions, such as rising interest rates, regulatory developments or deteriorating economic conditions. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration incorporates a bond's yield, coupon interest payments, and final maturity on call features into one measure with longer durations usually more sensitive to interest rate fluctuations. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

PREPAYMENT RISK
The Fund may invest in mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

SECURITY SELECTION RISK
While the Fund invests primarily in short- to intermediate-term securities, which by nature are relatively stable investments, there is a risk that the securities INVESCO Institutional selects will not perform as expected.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

PRICING RISK
At times, price quotations for securities may not be readily available. When that occurs, INVESCO determines their value using procedures that have been adopted by the board of directors. Use of fair value procedures subjects the Fund to possible risk that INVESCO's prices may be higher or lower than the prices that the securities might be sold for. If INVESCO values the securities too high, you may end up paying too much for Fund shares when you buy. Conversely, if INVESCO values the securities too low, you may not receive full market value for your Fund shares when you sell them. For Wrapper Agreements, there is further risk that this fair value methodology may be deemed inappropriate by regulatory or accounting authority.

According to procedures adopted by the board of directors, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value of the Fund's Covered Assets. In determining fair value, the board will consider, among other factors, the creditwothiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity from other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors, and collars.

FOREIGN SECURITIES RISKS
Investments in foreign issuers carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

COUNTERPARTY RISK
This  is  a  risk  associated   with   repurchase   agreements  and  derivative
instruments. This is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher transaction costs.

            --------------------------------------------------------

Although the Fund generally invests in fixed-income securities, money market securities, and Wrapper Agreements, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases                    Market Risk
securities and pays for them in cash at
the normal trade settlement time. When
the Fund purchases a delayed delivery or
when-issued security, it promises to pay
in the future - for example, when the
security is actually available for
delivery to the Fund. The Fund's
obligation to pay is usually fixed when
the Fund promises to pay. Between the
date the Fund promises to pay and the
date the securities are actually
received, the Fund bears the risk that
the market value of the when-issued
security may decline.
--------------------------------------------------------------------------------

FUTURES
A futures contract is an agreement to             Market, Counterparty,
buy or sell a specific amount of a                Liquidity, and Derivatives,
financial instrument (such as an index            Risks
option) at a stated price on a stated
date. The Fund may use futures contracts
to provide liquidity and hedge
portfolio value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or             Information, Liquidity, and
receive an index, or commodity, or cash           Derivatives, Risks
payment depending on the price of the
underlying security or the performance
of an index or other benchmark. Includes
options on specific securities and stock
indices, and options on stock index
futures. May be used in the Fund's
portfolio to provide liquidity and hedge
portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,              Counterparty, Liquidity,
swaps, caps, floors, and collars. The             Market, Derivatives, and
Fund may use these financial instru-              Regulatory Risks
ments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.

--------------------------------------------------------------------------------
RULE 144A SECURITIES AND SECTION 4(2) PAPER
Securities that are not registered, but           Liquidity Risk
which are bought and sold solely by
institutional investors. The Fund
considers many Rule 144A securities to
be "liquid," although the market for
such securities typically is less active
than the public securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing virtually all of the Fund's assets in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover for the fiscal year ending May 31, 2004 may exceed 200%.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher transaction costs.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17 billion for 2,848,926 shareholder accounts of 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO Institutional, located at 400 West Market Street, Louisville, Kentucky, is the sub-advisor to the Fund.

INVESCO, INVESCO Institutional, and IDI are subsidiaries of AMVESCAP PLC.

[INVESCO ICON]  PORTFOLIO MANAGERS

The Fund is team managed on a day-to-day basis by INVESCO Institutional, which serves as sub-advisor to the Fund. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

KENNETH R. BOWLING, Director of U.S. Fixed Income of INVESCO Institutional, is the lead portfolio manager of the Fund. Before joining INVESCO Institutional in 1993, he was a lead engineer with General Electric and a project engineer with General Motors. Ken is a CFA charterholder. He holds an M.B.A. in engineering and a B.S. from the University of Louisville.

JOHN BRENNAN, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining INVESCO Institutional in 2000, he was a senior fixed income portfolio manager for Freddie Mac. John holds an M.B.A. from the College of William and Mary and a B.S. from the University of Maryland.

W. BRUCE HARLEY, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. He joined INVESCO Institutional in 1989. Bruce is a CFA charterholder and a Certified Employee Benefit Specialist. He holds a B.S. in economics from the University of Louisville.

RICHARD J. KING, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining INVESCO Institutional in 2000, he was chairman of the core sector group for Criterion Investment Management, a managing director and portfolio manager with Bear Stearns Asset Management, an investment analyst with Ohio PERS, and an auditor for Touche Ross & Co. Richard is a CFA charterholder and a CPA. He holds a B.S. from Ohio State University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential for current income, while maintaining a stable NAV, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:
o  are primarily seeking higher current income.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:
o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The Fund's NAV is the value of a single share. The Fund seeks to maintain a stable NAV based upon the market value of its bond and other investments, the fair value of its Wrapper Agreements (generally valued as the difference between the market value and the book value of the Covered Assets) and cash or cash equivalents. INVESCO determines the value of the Fund's holdings each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

CURRENT MARKET VALUE OF FUND ASSETS
(EXCLUDING WRAPER AGREEMENTS)
+ FAIR VALUE OF WRAPPER AGREEMENTS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets (other than Wrapper Agreements) including accrued interest plus the fair value of the Wrapper Agreements; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you or your financial intermediary. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

Wrapper Agreements are valued at their fair value pursuant to a method approved by the Fund's board of directors. In determining the value of its Wrapper Agreements, the board of directors considers a number of factors, which may include the creditworthiness and ability of Wrapper Providers to pay amounts due under the Wrapper Agreements, the terms of the Wrapper Agreements, the securities covered, and the enforceability of the contracts. An enforceable Wrapper Agreement with a creditworthy counterparty typically will be valued at the difference between the book value and the market value of the Fund's Covered Assets, pursuant to valuation procedures adopted by the board of directors. However, the procedures do not require this result and the board may determine another value to be more appropriate.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers two classes of shares. The chart in this section shows several convenient ways to invest in the Class R shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please contact the plan or program sponsor for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest directly in Class R shares through INVESCO. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund-Class A. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

IRA MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS (CERTAIN EXEMPTIONS MAY APPLY)

Minimum Initial Investment                        $5,000
Minimum Subsequent Investments                    $50

QUALIFIED PLAN MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

Minimum Initial Investment                        $5,000
Minimum Subsequent Investment                     $50

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                         INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       Please refer to the     INVESCO does not accept
Mail to:                       investment minimums     cash, credit cards,
INVESCO Funds Group, Inc.,     above.                  travelers' cheques,
P.O. Box 173706,                                       credit card checks,
Denver, CO 80217-3706.                                 instant loan checks,
You may send your check                                money orders, or third
by overnight courier to:                               party checks unless they
4350 South Monaco Street,                              are from another
Denver, CO 80237.                                      financial institution
                                                       related to a retirement
                                                       plan transfer.
--------------------------------------------------------------------------------

METHOD                         INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY WIRE                        Please refer to the
You may send your payment      investment minimums
by bank wire (call             above.
1-800-525-8085 for
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          Please refer to the     You must provide your
Call 1-800-525-8085 to         investment minimums     bank account information
request your purchase.         above.                  to INVESCO prior to using
Upon your telephone                                    this option.
instructions, INVESCO
will move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY EXCHANGE                    Please refer to the     See "Exchange Policy."
Between the same class of      investment minimums
any two INVESCO funds. Call    above.
1-800-525-8085 for
prospectuses of other
INVESCO funds. Exchanges
may be made in writing, by
telephone or at our Web
site at invescofunds.com.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct
form.

EXCHANGE POLICY. You may exchange your Class R shares in the Fund for Class R shares in another INVESCO fund on the basis of their respective NAVs at the time of the exchange, but you may be subject to a redemption/exchange fee described below.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per twelve-month period.
o Exchanges may subject to a redemption fee described below. Please see the prospectus of the fund into which you are exchanging for additional information on this charge.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION/EXCHANGE FEES. If you redeem or exchange Class R shares of the Fund and the Redemption Fee Trigger is active, the redemption or exchange is subject to a 2% redemption/exchange fee if it is not a qualified IRA redemption or qualified Plan redemption. If you purchase your shares through certain mutual fund supermarkets or other intermediary platforms, you may be charged the redemption fee on both qualified and non-qualified redemptions if the Redemption Fee Trigger is active. You should consult with your platform representative to determine whether the redemption fee is applicable to your shares.

We may require that redemption requests be made in writing and that you include the reason you are selling your shares. Please contact your IRA service agent or plan administrator for information on how to purchase or redeem shares. If you established your IRA with INVESCO mutual funds, you may purchase additional shares by contacting IDI.

INDIVIDUAL RETIREMENT ACCOUNTS

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner's account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions are those made for a distribution from the account of an IRA owner:

o  who is over the age of 59 1/2;
o  who is deceased;
o  who has become disabled;
o who has elected to take a steady stream of distributions over his or her life expectancy;
o  who is using the proceeds for higher education expenses; or
o who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions, in general, that are not considered qualified IRA redemptions include those that result in:

o an exchange to any other investment fund, vehicle, security or instrument within the IRA owners' account (regardless of age);
o a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
o a distribution from the IRA owner's account that will be subject to a federal income tax penalty.

PARTICIPANT-DIRECTED PLANS

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to a federal income tax penalty ("qualified Plan redemptions"). Some examples of qualified Plan redemptions are:

o Redemptions resulting from the plan participant's death, disability, retirement or termination of employment;
o Redemptions to fund loans to, or "in service" withdrawals by, a plan participant;

o Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
o Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. INVESCO reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

REDEMPTION FEE TRIGGER

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund's assets excluding Wrapper Agreements to the Fund's assets including Wrapper Agreements (commonly referred to as "market to book ratio"). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund's Wrapper Providers. INVESCO reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time of when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. When the Fund's market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

DISTRIBUTION EXPENSES. The Fund's board of directors has adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for Class R shares of the Fund. The 12b-1 fees paid by the Fund are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund pays these fees out of its Class R assets on an ongoing basis, these fees increase the cost of your investment.

Under the Plan, payments are limited to an amount computed at 0.50%. If distribution expenses for the class exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

We may require that redemption requests be made in writing and that you include the reason you are selling your shares. Call IDI at 1-800-525-8085 or your financial intermediary to request a redemption form. The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Although the Fund seeks to maintain a stable NAV, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

You may be charged a redemption/exchange fee at the time of redemption or exchange. When the Redemption Fee Trigger is active, redemptions or exchanges that are not qualified IRA redemptions or qualified Plan redemptions as described in this section will be subject to a 2% redemption/exchange fee.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days. Redemption proceeds may be made in whole or in part in securities and in Wrapper Agreements, selected solely at the discretion of INVESCO Institutional. For more information, see the section entitled "Redemptions In Kind" in the Statement of Additional Information.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $1,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $1,000 or more.

REDEMPTION/EXCHANGE FEES. If you redeem or exchange Class R shares of the Fund and the Redemption Fee Trigger is active, the redemption or exchange is subject to a 2% redemption/exchange fee if it is not a qualified IRA redemption or qualified Plan redemption. If you purchase your shares through certain mutual fund supermarkets or other intermediary platforms, you may be charged the redemption fee on both qualified and non-qualified redemptions if the Redemption Fee Trigger is active. You should consult with your platform representative to determine whether the redemption fee is applicable to your shares. Please contact your IRA service agent or plan administrator for information on how to purchase or redeem shares. If you established your IRA with INVESCO mutual funds, you may purchase additional shares by contacting IDI.

INDIVIDUAL RETIREMENT ACCOUNTS

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions, and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner's account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions are those made for a distribution from the account of an IRA owner:

o  who is over the age of 59 1/2;
o  who is deceased;
o  who has become disabled;
o who has elected to take a steady stream of distributions over his or her life expectancy;
o  who is using the proceeds for higher education expenses; or
o who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

o an exchange to any other investment fund, vehicle, security or instrument within the IRA owners' account (regardless of age);
o a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
o a distribution from the IRA owner's account that will be subject to a federal income tax penalty.

PARTICIPANT-DIRECTED PLANS

Generally, there will be no redemption fee assessed for participant-directed redemptions in accordance with plan provisions that are not subject to an IRS penalty tax ("qualified Plan redemptions"). Some examples of qualified Plan redemptions are:

o Redemptions resulting from the plan participant's death, disability, retirement or termination of employment;
o Redemptions to fund loans to, or "in service" withdrawals by, a plan participant;
o Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
o Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. INVESCO reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

REDEMPTION FEE TRIGGER

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund's assets excluding Wrapper Agreements to the Fund's assets including Wrapper Agreements (commonly referred to as "market to book ratio"). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculate its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund's Wrapper Providers. INVESCO reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. When the Fund's market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

METHOD                         REDEMPTION MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                   $250 (or, if less,      INVESCO's telephone
Call us toll-free at:          full liquidation of     redemption privileges may
1-800-525-8085.                the account) for a      be modified or terminated
                               redemption check.       in the future at
                                                       INVESCO's discretion. The
                                                       maximum amount which may
                                                       be redeemed by telephone
                                                       is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                     Any amount.             The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.,                             registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.             All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.,                             request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  DIVIDENDS, DISTRIBUTIONS, AND TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in and receiving distributions from the Fund.


The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the company's board of directors. The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. As this Fund is only available to retirement plans and other tax-advantaged savings accounts, dividends and capital gain distributions are automatically reinvested in additional shares of the Fund.

The Fund's daily dividends will be based on the crediting rate for Covered Assets, and on interest, dividends and other income for its other assets. The crediting rate may be more or less than the Fund's income as determined under generally accepted accounting principles or tax rules and regulations. If the Fund's daily dividends exceed the Fund's taxable income, the portion distributed in excess of taxable income will be treated as a return of capital for federal tax purposes. If the Fund's daily dividends are less than the Fund's taxable income, the Fund may be required to make additional distributions in order to meet federal tax requirements. If the Fund is required to make an additional income or capital gain distribution for tax purposes, the Fund's NAV may decline by the amount of the distribution. In order to maintain a stable NAV, the Fund may simultaneously declare a reverse stock split equal to the amount of the distribution. In the event of a reverse stock split, the number of shares you own will not change since your dividends and capital gain distributions are automatically reinvested in additional shares of the Fund. Return of capital distributions and reverse stock splits are not taxable events, but will require cost basis adjustments.

_________________, 2003

INVESCO TREASURER'S SERIES FUNDS, INC.
INVESCO STABLE VALUE FUND - CLASS R

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund will also prepare annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated _____________, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-5460 and 033-19862.




811-5460

Prospectus | ______________, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO TREASURER'S SERIES FUNDS, INC.

INVESCO STABLE VALUE FUND--INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES DESIGNED FOR INVESTORS SEEKING CURRENT INCOME, WHILE ATTEMPTING TO MAINTAIN A STABLE VALUE PER SHARE.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.....................26
Fund Performance............................................29
Fees And Expenses...........................................29
Investment Risks............................................30
Principal Risks Associated With The Fund....................31
Temporary Defensive Positions...............................34
Portfolio Turnover..........................................34
Fund Management.............................................34
Portfolio Managers..........................................35
Potential Rewards...........................................35
Share Price.................................................36
How To Buy Shares...........................................36
Your Account Services.......................................40
How To Sell Shares..........................................41
Dividends, Distributions, And Taxes.........................44

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor for the Fund. Together with our affiliated companies, we at INVESCO Institutional direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares which are offered only to institutional investors and qualified retirement plans primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). The Fund also offers an additional class of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of the Fund, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

The Fund seeks current income while attempting to maintain a stable net asset value per share (NAV). We do not guarantee that the Fund will be able to achieve its objective. The Fund is actively managed. It invests primarily in fixed-income securities with varying maturities while attempting to maintain an average portfolio duration of not more than five years. It also invests in money market instruments and in contracts with financial institutions that are designed to stabilize the Fund's share value.

Fixed income securities include, but are not limited to, corporate bonds, government and agency securities, mortgage and other asset-backed securities issued by governmental and non-governmental issuers, and U.S. dollar-denominated foreign securities. The Fund primarily invests in fixed-income securities that are rated investment grade or those deemed by INVESCO Institutional to be of comparable quality at the time of purchase. The Fund will also invest in money market instruments, including bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, repurchase agreements and U.S. government securities. The Fund will also invest in contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks (Wrapper Providers). The Fund may also invest in commingled pools of debt securities having similar characteristics of the Fund and in derivatives. At any given time, the Fund may invest more than 25% of its total assets in industries in the financial services sector. The Wrapper Agreements may impose more stringent standards relating to the types, credit quality, duration, and/or diversification of portfolio securities than those established by the Fund's own investment policies.

The Fund is a type of mutual fund known as a stable value fund. Stable value funds are short-term bond funds that use targeted investment strategies and Wrapper Agreements in seeking to maintain a stable NAV. The Fund is not a money market fund and has risks not present in money market funds. The Fund does not seek to maintain an NAV of $1.00 like a money market fund. However, the Wrapper Agreements are intended to cause the NAV of the Fund to be considerably more stable than a typical high-quality fixed-income fund. Securities in a money market fund generally have a shorter average maturity than securities in the Fund, and the yield of a money market fund will tend to more closely track the direction of current market rates than the yield of the Fund. The combination of the Fund's investments and the longer average duration are normally anticipated to produce higher returns than a money market fund.

Wrapper Agreements assist the Fund in seeking to protect principal. Unlike traditional fixed-income portfolios, the Fund's use of Wrapper Agreements should tend to offset the price fluctuations typically associated with fixed-income securities. Generally, a Wrapper Agreement obligates the Wrapper provider to maintain the book value (which is a constant dollar value plus interest accrued at the "crediting rate" under the Wrapper Agreement) of the Fund's fixed income securities and other instruments (the "Covered Assets"), up to specified amounts, under certain circumstances. In addition, under certain adverse market conditions, the Wrapper Provider may be obligated to make payments to the Fund if the Fund is unable to satisfy its payment obligations from Fund assets. If that occurs, the Wrapper Provider would typically pay the Fund an amount sufficient to cover shareholder redemptions and certain other payments (such as Fund expenses), provided all the terms of the Wrapper Agreement have been met. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary.

Wrapper Agreements are written in terms of book value. Typically when the market value of the Covered Assets is less than book value, the Wrapper Provider is obligated to pay the Fund the difference between the two values. When determining its NAV, the Fund normally values the Covered Assets at their market value, and values the Wrapper Agreement at the difference between the Covered Assets' market value and book value, so that the sum of the two equals the book value of the Covered Assets. In valuing the Wrapper Agreements this way, the Fund is able, in effect, to value its fixed-income investments at book value, which is not affected by market price fluctuations. As a result, the Fund normally should be able to maintain a constant value for the Covered Assets regardless of market value changes. This accounting method is important in order to enable the Fund to maintain a constant NAV.

Wrapper Agreements specify a formula for calculating a "crediting rate" for the Covered Assets. The crediting rate is the return on the Covered Assets, and is used in determining the Fund's distributions to shareholders. The crediting rate is based on the yield to maturity of the Covered Assets, but also includes adjustments for differences between the market value and the book value of the Covered Assets. Adjustments to the crediting rate may reduce the Fund's yield to zero, but the yield will not fall below zero. The crediting rate, and therefore the Fund's return, may be affected by purchases and redemptions by shareholders. The impact depends on whether the market value of the Covered Assets is higher or lower than the book value of those assets at the time of purchases and redemptions.

If the market value of Covered Assets is higher than their book value, the crediting rate will ordinarily be higher than the yield of the Covered Assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and redemptions by existing shareholders will tend to increase the crediting rate.

If the market value of Covered Assets is lower than their book value, the crediting rate will ordinarily be lower than the yield of the Covered Assets. When the Covered Assets' market value is lower than their book value, the Fund will have, for example, less than $10.00 in cash and bonds for every $10.00 in NAV. Under these circumstances, cash from new investors will tend to increase the market value of the Covered Assets and to increase the crediting rate. Redemptions, however, will tend to reduce the market value of remaining Covered Assets and to reduce the crediting rate. If the Fund has significant redemptions when the market value of the Covered Assets is below book their value, the Fund's yield could be reduced significantly to a level that is not competitive with other investment options. This could result in additional redemptions which would tend to lower the crediting rate further. If redemptions continue, the Fund's yield could be reduced to zero.

The Fund combines bottom-up and top-down analysis to select securities for its portfolio. Top-down research and analysis establishes a strategy to earn return from changes in the yield curve, spread, credit, and volatility. Each is analyzed and a strategy developed specifically for a stable value portfolio. We then look to each available bond sector. INVESCO Institutional selects those sectors that it believes provide the proper risk exposures in the least expensive way. By analyzing each return driver first and developing sector strategies second, the Fund attempts to earn consistent excess returns and avoid unintended risks. Once sectors are selected, a bottom up analysis commences.

Securities are selected using a bottom-up process. Sector specialists working in tandem with credit research analysts seek to identify the most attractive securities that meet the credit criteria and best implement the selected strategy.

Although the Fund seeks to preserve a stable NAV, there are risks associated with fixed-income investing. The value of fixed-income securities and related derivatives could fluctuate or fall if:

o  There is a sharp rise in interest rates.
o  There is a decline in an issuer's credit rating.
o  There is a change in interest rates or an economic downturn.
o  Securities INVESCO Institutional has selected do not perform as expected.
o Adverse political, economic or social developments undermine the value of the Fund's investments or prevent the Fund from realizing its value on foreign securities.
o A price quotation was not readily available and the Fund was not able to sell a security at a price that reflects our estimate of its value.
o INVESCO Institutional were to misjudge the potential risks and rewards of derivatives investing.
o The amount and timing of shareholder purchases and redemptions affects the Fund's performance and income.

The Fund attempts to reduce the risks of investing in fixed-income securities by allocating assets among a diversified group of issuers; by primarily investing in fixed-income securities that are rated investment grade, at the time of purchase, and by investing in Wrapper Agreements. In addition, INVESCO Institutional seek to avoid these risks and maintain a stable NAV by targeting an average portfolio duration of not more than five years. INVESCO Institutional may use various investment techniques in seeking to maintain the desired duration, such as certain common derivatives instruments.

The use of Wrapper Agreements has its own risks, including:

o The possibility of default or deterioration in the creditworthiness of the Wrapper Provider.
o The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets or to replace terminated Wrapper Agreement coverage with that having at least as favorable terms and/or cost.
o The fact that the Wrapper Agreements do not assume the credit risk associated with the Fund's fixed-income securities and other investments.
o The possibility that the Fund's yield, which is based on the crediting rate, may not reflect prevailing market interest rates.
o The costs incurred by the Fund to purchase Wrapper Agreements which will reduce its return, possibly preventing the Fund from performing as well as other high quality fixed-income funds of comparable duration.
o The possibility that a government or self-regulatory agency, or the Fund's board of directors could determine that it is not appropriate to value Wrapper Agreements at the difference between market value and book value of the Fund's Covered Assets.

Although the Fund initially has only one Wrapper Agreement, the Fund attempts to offset the risks of investing in Wrapper Agreements by diversifying its investments in Wrappers Agreements among different Wrapper Providers and by monitoring the creditworthiness of the issuers of the securities in which the Fund invests and the Wrapper Providers. At the time the Fund enters into a Wrapper Agreement, the Wrapper Provider will have received a high quality rating as to its long-term debt obligation.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. For example, the financial services sector is subject to extensive government regulation. Changes in government regulation and interest rates and economic downturns can have a significant negative impact on the financial services sector, including Wrapper Providers. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund is subject to other principal risks such as market, duration, prepayment, security selection, liquidity, pricing, opportunity, derivatives, foreign securities, counterparty, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund is not a money market fund. Although the Fund seeks to maintain a stable NAV, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

Since the Fund's shares were not offered until ____________, 2003, the Fund does not yet have a full calendar year of performance. Accordingly, performance is not included for the Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

Under normal circumstances, qualified IRA redemptions and qualified plan redemptions that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made with less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. All other redemptions are subject to a redemption fee of 2% on the proceeds of the redemption on any day that the "Redemption Fee Trigger" is "active." INVESCO reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive. For more information on the Redemption Fee Trigger, please see the sections entitled "How To Buy Shares" and "How To Sell Shares." Shareholders who purchase through certain platforms may pay a redemption fee on qualified IRA and Plan redemptions if the Redemption Fee Trigger is active. Shareholders should check with their financial intermediary directly.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

Maximum Front-End Sales Charge on purchases as a percentage
  of offering price                                                     None
Maximum Contingent Deferred Sales Charge (CDSC) as a percentage
  of the total original cost of the shares                              None
Maximum Sales Charge on reinvested dividends/distributions              None
Redemption/Exchange Fee (as a percentage of amount redeemed)            2.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees                                                            0.60%
Distribution and Service (12b-1) Fees                                      None
Other Expenses(2),(3),(4)                                                  0.77%
                                                                           -----
Total Annual Fund Operating Expenses(3),(4),(5)                            1.37%
                                                                           =====

(1) The amount of, and method of applying, the Redemption fee, including the operation of the Redemption Fee Trigger, may be changed in the future. Shares currently offered in this Prospectus would be subject to the Redemption Fee as described in this Prospectus. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares" for more information.
(2) Other Expenses include the annual fees the Fund pays for Wrapper Agreements.
(3) Based on estimated expenses for the current fiscal year.
(4) Certain expenses of the Fund will be voluntarily absorbed by INVESCO pursuant to a commitment between INVESCO and the Fund. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Institutional Class shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.00% and 0.60%, respectively, of the Fund's average net assets attributable to Institutional Class shares.
(5) INVESCO is entitled to reimbursement from the class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary commitment between the Fund and INVESCO if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund, to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR         3 YEARS

Institutional Class                         $139            $434

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares may increase or decrease with changes in the value of the Fund's underlying investments and changes in the fixed income markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUND

In addition to the risks discussed above regarding the Fund's investments in Wrapper Agreements, you should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. A weak economy or strong stock market may cause interest rates to decline. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

CREDIT RISK
The Fund invests in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value. For the Covered Assets, this risk factor may cause a security to cease to qualify as a Covered Asset and may also affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

MARKET RISK
Security prices vary and may fall, thus reducing the value of the Fund's investments. Certain securities selected for the Fund's portfolio may decline in value more than the overall market. In addition, although individual securities may outperform the market, the market may decline as a result of various conditions, such as rising interest rates, regulatory developments or deteriorating economic conditions. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration incorporates a bond's yield, coupon interest payments, and final maturity on call features into one measure, with longer durations usually more sensitive to interest rate fluctuations. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund's yield.

PREPAYMENT RISK
The Fund may invest in mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

SECURITY SELECTION RISK
While the Fund invests primarily in short- to intermediate-term securities, which by nature are relatively stable investments, there is a risk that the securities INVESCO Institutional selects will not perform as expected.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

PRICING RISK
At times, price quotations for securities may not be readily available. When that occurs, INVESCO determines their fair value using procedures that have been adopted by the board of directors. Use of fair value procedures subjects the Fund to possible risk that INVESCO's Institutional prices may be higher or lower than the prices that the securities might be sold for. If INVESCO values the securities too high, you may end up paying too much for Fund shares when you buy. Conversely, if INVESCO values the securities too low, you may not receive full market value for your Fund shares when you sell them. For Wrapper Agreements, there is further risk that this fair value methodology may be deemed inappropriate by regulatory or accounting authority.

According to procedures adopted by the board of directors, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value of the Fund's Covered Assets. In determining fair value, the board will consider, among other factors, the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity from other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors, and collars.

FOREIGN SECURITIES RISKS
Investments in foreign issuers carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

COUNTERPARTY RISK
This  is  a  risk  associated   with   repurchase   agreements  and  derivative
instruments. This is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher transaction costs.

            --------------------------------------------------------

Although the Fund generally invests in fixed-income securities, money market securities, and Wrapper Agreements, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases                    Market Risk
securities and pays for them in cash at
the normal trade settlement time. When
the Fund purchases a delayed delivery or
when-issued security, it promises to pay
in the future - for example, when the
security is actually available for
delivery to the Fund. The Fund's
obligation to pay is usually fixed when
the Fund promises to pay. Between the
date the Fund promises to pay and the
date the securities are actually
received, the Fund bears the risk that
the market value of the when-issued
security may decline.
--------------------------------------------------------------------------------

FUTURES
A futures contract is an agreement to             Market, Counterparty,
buy or sell a specific amount of a                Liquidity, and Derivatives
financial instrument (such as an index            Risks
option) at a stated price on a stated
date. The Fund may use futures contracts
to provide liquidity and hedge
portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or             Information, Liquidity, and
receive an index, or commodity, or cash           Derivatives Risks
payment depending on the price of the
underlying security or the performance
of an index or other benchmark. Includes
options on specific securities and stock
indices, and options on stock index
futures. May be used in the Fund's
portfolio to provide liquidity and hedge
portfolio value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                        RISKS
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,              Counterparty, Liquidity,
swaps, caps, floors, and collars. The             Market, Derivatives, and
Fund may use these financial                      Regulatory Risks
instruments to increase or decrease
its exposure to changing securities
prices, interest rates, currency
exchange rates, or other factors.

--------------------------------------------------------------------------------
RULE 144A SECURITIES AND SECTION 4(2) PAPER
Securities that are not registered, but           Liquidity Risk
which are bought and sold solely by
institutional investors. The Fund
considers many Rule 144A securities to
be "liquid," although the market for
such securities typically is less active
than the public securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing virtually all of the Fund's assets in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's portfolio turnover for the fiscal year ending May 31, 2004 may exceed 200%.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher transaction costs.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17 billion for 2,848,926 shareholder accounts of 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO Institutional, located at 400 West Market Street, Louisville, Kentucky, is the sub-advisor to the Fund.

INVESCO, INVESCO Institutional, and IDI are subsidiaries of AMVESCAP PLC.


[INVESCO ICON]  PORTFOLIO MANAGERS

The Fund is team managed on a day-to-day basis by INVESCO Institutional, which serves as sub-advisor to the Fund. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

KENNETH R. BOWLING, Director of U.S. Fixed Income of INVESCO Institutional, is the lead portfolio manager of the Fund. Before joining INVESCO Institutional in 1993, he was a lead engineer with General Electric and a project engineer with General Motors. Ken is a CFA charterholder. He holds an M.B.A. in engineering and a B.S. from the University of Louisville.

JOHN BRENNAN, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining INVESCO Institutional in 2000, he was a senior fixed income portfolio manager for Freddie Mac. John holds an M.B.A. from the College of William and Mary and a B.S. from the University of Maryland.

W. BRUCE HARLEY, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. He joined INVESCO Institutional in 1989. Bruce is a CFA charterholder and a Certified Employee Benefit Specialist. He holds a B.S. in economics from the University of Louisville.

RICHARD J. KING, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining INVESCO Institutional in 2000, he was chairman of the core sector group for Criterion Investment Management, a managing director and portfolio manager with Bear Stearns Asset Management, an investment analyst with Ohio PERS, and an auditor for Touche Ross & Co. Richard is a CFA charterholder and a CPA. He holds a B.S. from Ohio State University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential for current income, while maintaining a stable NAV, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:
o  are primarily seeking higher current income.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:
o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The Fund's NAV is the value of a single share. The Fund seeks to maintain a stable NAV based upon the market value of its bond and other investments, the fair value of its Wrapper Agreements (generally valued as the difference between the market value and the book value of the Covered Assets) and cash or cash equivalents. INVESCO determines the value of the Fund's holdings each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

CURRENT MARKET VALUE OF FUND ASSETS
(EXCLUDING WRAPPER AGREEMENTS)
+ FAIR VALUE OF WRAPPER AGREEMENTS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets (other than Wrapper Agreements) including accrued interest plus the fair value of the Wrapper Agreements; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you or your financial intermediary. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

Wrapper Agreements are valued at their fair value pursuant to a method approved by the Fund's board of directors. In determining the value of its Wrapper Agreements, the board of directors considers a number of factors, which may include the creditworthiness and ability of Wrapper Providers to pay amounts due under the Wrapper Agreements, the terms of the Wrapper Agreements, the securities covered, and the enforceability of the contracts. An enforceable Wrapper Agreement with a creditworthy counterparty typically will be valued at the difference between the book value and the market value of the Fund's Covered Assets, pursuant to valuation procedures adopted by the board of directors. However, the procedures do not require this result, and the board may determine another value to be more appropriate.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers two classes of shares. The Institutional Class of shares are designed for institutional investors and qualified retirement plans. As such, you are only eligible to invest in this class if you achieve the minimum required level of $100,000 in aggregate purchases. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please contact the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest directly in Institutional Class shares through INVESCO. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund-Class
A. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

IRA MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS (CERTAIN EXEMPTIONS MAY APPLY)

Minimum Initial Investment                        $100,000
Minimum Subsequent Investments                    $50

QUALIFIED PLAN MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

Minimum Initial Investment                        $100,000
Minimum Subsequent Investment                     $50

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                         INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       Please refer to the     INVESCO does not accept
Mail to:                       investment minimums     cash, credit cards,
INVESCO Funds Group, Inc.,     above.                  travelers' cheques,
P.O. Box 173706,                                       credit card checks,
Denver, CO 80217-3706.                                 instant loan checks,
You may send your check                                money orders, or third
by overnight courier to:                               party checks unless they
4350 South Monaco Street,                              are from another
Denver, CO 80237.                                      financial institution
                                                       related to a retirement
                                                       plan transfer.
--------------------------------------------------------------------------------
BY WIRE                        Please refer to the
You may send your payment      investment minimums
by bank wire (call             above.
1-800-525-8085 for
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          Please refer to the     You must provide your
Call 1-800-525-8085 to         investment minimums     bank account information
request your purchase. Upon    above.                  to INVESCO prior to using
your telephone instructions,                           this option.
INVESCO will move money from
your designated bank/credit
union checking or savings
account in order to purchase
shares.
--------------------------------------------------------------------------------

METHOD                         INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                    Please refer to the     See "Exchange Policy."
Between the same class of      investment minimums
any two INVESCO funds. Call    above.
1-800-525-8085 for
prospectuses of other
INVESCO funds. Exchanges may
be made in writing, by
telephone or at our Web site
at invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

EXCHANGE POLICY. You may exchange your Institutional Class shares in the Fund for Institutional Class shares in another INVESCO fund on the basis of their respective NAVs at the time of the exchange, but you may be subject to a redemption/exchange fee described below.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per twelve-month period.
o Exchanges may be subject to a redemption fee described below. Please see the prospectus of the fund into which you are exchanging for additional information on this charge.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION/EXCHANGE FEES. If you redeem or exchange Institutional Class shares of the Fund and the Redemption Fee Trigger is active, the redemption or exchange is subject to a 2% redemption/exchange fee if it is not a qualified IRA redemption or qualified Plan redemption. If you purchase your shares through certain mutual fund supermarkets or other intermediary platforms, you may be charged the redemption fee on both qualified and non-qualified redemptions if the Redemption Fee Trigger is active. You should consult with your platform representative to determine whether the redemption fee is applicable to your shares.

We may require that redemption requests be made in writing and that you include the reason you are selling your shares. Please contact your IRA service agent or plan administrator for information on how to purchase and redeem shares. If you established your IRA with INVESCO mutual funds, you may purchase additional shares by contacting IDI.

INDIVIDUAL RETIREMENT ACCOUNTS

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner's account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions, in general, are those made for a distribution from the account of an IRA owner:

o  who is over the age of 59 1/2;
o  who is deceased;
o  who has become disabled;
o who has elected to take a steady stream of distributions over his or her life expectancy;
o  who is using the proceeds for higher education expenses; or
o who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

o an exchange to any other investment fund, vehicle, security or instrument within the IRA owners' account (regardless of age);
o a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
o a distribution from the IRA owner's account that will be subject to a federal income tax penalty.

PARTICIPANT-DIRECTED PLANS

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to a federal income tax penalty ("qualified Plan redemptions"). Some examples of qualified Plan redemptions are:

o Redemptions resulting from the plan participant's death, disability, retirement or termination of employment;
o Redemptions to fund loans to, or "in service" withdrawals by, a plan participant;
o Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
o Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. INVESCO reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

REDEMPTION FEE TRIGGER

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund's assets excluding Wrapper Agreements to the Fund's assets including Wrapper Agreements (commonly referred to as "market to book ratio"). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund's Wrapper Providers. INVESCO reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. When the Fund's market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

We may require that redemption requests be made in writing and that you include the reason you are selling your shares. Call IDI at 1-800-525-8085 or your financial intermediary to request a redemption form. The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Although the Fund seeks to maintain a stable NAV, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

You may be charged a redemption/exchange fee at the time of redemption or exchange. When the Redemption Fee Trigger is active, redemptions or exchanges that are not qualified IRA redemptions or qualified Plan redemptions as described in this section will be subject to a 2% redemption/exchange fee.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days. Redemption proceeds may be made in whole or in part in securities and in Wrapper Agreements, selected solely at the discretion of INVESCO Institutional. For more information, see the section entitled "Redemptions In Kind" in the Statement of Additional Information.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $1,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $1,000 or more.

REDEMPTION/EXCHANGE FEES. If you redeem or exchange Institutional Class shares of the Fund and the Redemption Fee Trigger is active, the redemption or exchange is subject to a 2% redemption/exchange fee if it is not a qualified IRA redemption or qualified Plan redemption. If you purchase your shares through certain mutual fund supermarkets or other intermediary platforms, you may be charged the redemption fee on both qualified and non-qualified redemptions if the Redemption Fee Trigger is active. You should consult with your platform representative to determine whether the redemption fee is applicable to your shares. Please contact your IRA service agent or plan administrator for information on how to purchase or redeem shares. If you established your IRA with INVESCO mutual funds, you may purchase additional shares by contacting IDI.

INDIVIDUAL RETIREMENT ACCOUNTS

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner's account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions are those made for a distribution from the account of an IRA owner:

o  who is over the age of 59 1/2;
o  who is deceased;
o  who has become disabled;
o who has elected to take a steady stream of distributions over his or her life expectancy;
o  who is using the proceeds for higher education expenses; or
o who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

o an exchange to any other investment fund, vehicle, security or instrument within the IRA owners' account (regardless of age);
o a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
o a distribution from the IRA owner's account that will be subject to a federal income tax penalty.

PARTICIPANT-DIRECTED PLANS

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to an IRS penalty tax ("qualified Plan redemptions"). Some examples of qualified Plan redemptions are:

o Redemptions resulting from the plan participant's death, disability, retirement or termination of employment;
o Redemptions to fund loans to, or "in service" withdrawals by, a plan participant;
o Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
o Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. INVESCO reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

REDEMPTION FEE TRIGGER

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund's assets excluding Wrapper Agreements to the Fund's assets including Wrapper Agreements (commonly referred to as "market to book ratio"). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund's Wrapper Providers. INVESCO reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. When the Fund's market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

METHOD                         REDEMPTION MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                   $250 (or, if less,      INVESCO's telephone
Call us toll-free at:          full liquidation of     redemption privileges may
1-800-525-8085.                the account) for a      be modified or terminated
                               redemption check.       in the future at
                                                       INVESCO's discretion. The
                                                       maximum amount which may
                                                       be redeemed by telephone
                                                       is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                     Any amount.             The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.,                             registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.             All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.,                             request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  DIVIDENDS, DISTRIBUTIONS, AND TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in and receiving distribution from the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the company's board of directors. The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. As this Fund is only available to retirement plans and other tax-advantaged savings accounts, dividends and capital gain distributions are automatically reinvested in additional shares of the Fund.

The Fund's daily dividends will be based on the crediting rate for Covered Assets, and on interest, dividends and other income for its other assets. The crediting rate may be more or less than the Fund's income as determined under generally accepted accounting principles or tax rules and regulations. If the Fund's daily dividends exceed the Fund's taxable income, the portion distributed in excess of taxable income will be treated as a return of capital for federal tax purposes. If the Fund's daily dividends are less than the Fund's taxable income, the Fund may be required to make additional distributions in order to meet federal tax requirements. If the Fund is required to make an additional income or capital gain distribution for tax purposes, the Fund's NAV may decline by the amount of the distribution. In order to maintain a stable NAV, the Fund may simultaneously declare a reverse stock split equal to the amount of the distribution. In the event of a reverse stock split, the number of shares you own will not change since your dividends and capital gain distributions are automatically reinvested in additional shares of the Fund. Return of capital distributions and reverse stock splits are not taxable events, but will require cost basis adjustments.

_________________, 2003

INVESCO TREASURER'S SERIES FUNDS, INC.
INVESCO STABLE VALUE FUND - INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund will also prepare annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated _____________, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-5460 and 033-19862.




811-5460

                       STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO TREASURER'S SERIES FUNDS, INC.

                  INVESCO Treasurer's Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund
           INVESCO Stable Value Fund - Class R and Institutional Class


Address:                                       Mailing Address:

4350 South Monaco Street, Denver, CO 80237     P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                    In continental U.S., call 1-800-525-8085




                  September 30, 2002, As Amended _______, 2003

--------------------------------------------------------------------------------

A Prospectus for INVESCO Treasurer's Money Market Reserve and INVESCO Treasurer's Tax-Exempt Reserve Funds dated September 30, 2002 and a Prospectus for INVESCO Stable Value Fund dated ______________, 2003 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses, Annual Report and Semiannual Report of the Funds are also available through the INVESCO web site at invescofunds.com.

TABLE OF CONTENTS

The Company ..............................................................49

Investments, Policies, and Risks .........................................49

Investment Restrictions ..................................................75

Management of the Funds ..................................................77

Other Service Providers ..................................................99

Brokerage Allocation and Other Practices ................................100

Redemptions In Kind......................................................101

Capital Stock ...........................................................102

Tax Consequences of Owning Shares of a Fund .............................103

Performance .............................................................105

Code of Ethics ..........................................................109

Financial Statements ....................................................109

Appendix A ..............................................................110

THE COMPANY

INVESCO Treasurer's Series Funds, Inc. (the "Company") was incorporated as INVESCO Treasurer's Series Funds, Inc. on March 17, 1999, under the laws of Maryland. On May 28, 1999, the Company assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust on January 27, 1988.

The Company is an open-end, diversified, no-load management investment company currently consisting of two portfolios of investments consisting of one class:
INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund and a third portfolio consisting of two classes: INVESCO Stable Value Fund - Institutional Class and Class R (each a "Fund" and, collectively, the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt instruments. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed ninety days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, or AIM Capital Management, Inc. ("AIM"), the Funds' sub-advisor, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the Funds' investment instruments referred to below, as well as discussions of the degrees of risk involved in such investment instruments. The investment objective of Stable Value Fund is to seek current income while attempting to maintain a stable net asset value per share (NAV).

INVESCO TREASURER'S MONEY MARKET RESERVE FUND

Treasurer's Money Market Reserve Fund attempts to achieve its objective by investing in debt securities, including short-term money market instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions, which may include demand features (such as the following instruments determined to be readily marketable by INVESCO: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies), corporate debt securities other than commercial paper, and loan participation agreements. Corporate debt securities acquired by the Fund must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), generally Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody's. The Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by an NRSRO. The Fund also limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. From time to time, on a temporary basis for defensive purposes, the Fund may hold cash.

Commercial paper acquired by the Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which the Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.

LOAN PARTICIPATION INTERESTS -- Treasurer's Money Market Reserve Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund's investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

VARIABLE OR FLOATING RATE INSTRUMENTS -- The Fund may invest in Eligible Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

MUNICIPAL SECURITIES -- Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies, and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- Treasurer's Money Reserve Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks.

Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

INSURANCE FUNDING AGREEMENTS -- The Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

Treasurer's Tax-Exempt Reserve Fund will attempt to achieve its objective by investing in short-term debt securities, the interest on which is exempt from federal taxation, including short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes, and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the Alternative Minimum Tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations, the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Municipal bonds purchased by the Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.

GUARANTEES -- The Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. banks, including foreign branches of U.S. banks meeting the criteria described in the discussion above in the "Investments, Policies, and Risks" of Treasurer's Money Market Reserve Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

INVESCO STABLE VALUE FUND

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- The Fund may invest in commercial paper. The Fund may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper is the term for short-term promissory notes issued by U.S. or foreign corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's investment advisor, or INVESCO Institutional, the Fund's sub-advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days. Any commercial paper issued by a foreign entity and purchased by the Fund must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper when purchased by the Fund must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by INVESCO or INVESCO Institutional, acting under the supervision of the board of directors of the Fund, to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks.

The Fund also may invest in variable rate master demand notes, which are a type of commercial paper. These notes represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see Appendix B to this SAI.

DEBT SECURITIES -- The Fund invests in debt securities including bonds, notes, and other securities that give the holder the right to receive fixed or determinable amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's and S&P ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. The Fund may invest up to 10% of its portfolio in lower-rated debt securities, commonly known as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS -- GENERAL. The advisor or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of Financial Instruments (typpically futures) in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge as it purchases the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

As an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

In addition to the instruments and strategies described below, the advisor or sub-advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor or sub-advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.


The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments or index, even if the underlying instruments or index match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor and/or sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value, subject to the requirements discussed below related to futures contracts traded on a CFTC-regulated exchange that are not for BONA FIDE hedging purposes (as defined by the CFTC). Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts, and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor and/or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, the Fund may lend money to, and borrow money for temporary purposes from, other funds advised by INVESCO or its affiliates. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange Traded Funds ("ETFs") that invest in securities that are consistent with the Fund's investment objective and policies. ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchases and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act, limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and the Fund may own no more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- The Fund may invest in mortgage-backed securities which are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity or duration of a mortgage-backed security is often shorter than is stated.

In calculating its duration, the Fund may apply certain industry conventions regarding the duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that INVESCO Institutional believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportion of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities. The Fund's Wrapper Agreements may prohibit investments in IOs and POs.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

MORTGAGE DOLLAR ROLLS -- The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar, but not identical (same type, coupon and maturity), securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") or fees income and by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund may enter into both covered and uncovered rolls. At the time the Fund enters into a dollar roll transactions, it will segregate, with an approved custodian, cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of the Fund:  (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Fund has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. banks, including foreign branches of U.S. banks; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

TBA PURCHASE COMMITMENTS -- The Fund may enter into TBA purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

U.S. DOLLAR-DENOMINATED DOMESTIC AND FOREIGN FIXED INCOME SECURITIES -- The Fund may invest in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In addition, the relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of such country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. -- The Fund may invest in U.S. dollar-denominated foreign government debt securities which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, "sovereign debt obligations"). Sovereign debt obligations, especially those of developing countries, may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and interest when due and may require renegotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include, but are not limited to, the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the Inter-American Development Bank. Currently, the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the World Bank, the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

U.S. GOVERNMENT SECURITIES -- The Fund may invest in obligations issued or guaranteed by the U.S. government and include (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Direct obligations of the U.S. Treasury include Treasury Bills, Notes, and Bonds. Treasury Bills have a maturity of one year or less, Treasury Notes generally have a maturity of one to ten years, and Treasury Bonds generally have maturities of more than ten years at the date of issuance. Obligations issued by agencies and instrumentalities of the U.S. government include (1) instruments that are supported by the full faith and credit of the U.S. such as certificates issued by Government National Mortgage Association ("GNMA"), (2) instruments that are supported by the right of the issuer to borrow from the U.S. Treasury such as securities of Federal Home Loan Banks, and
(3) instruments that are supported by the credit of the instrumentality such as Federal National Mortgage association (FNMA) and Federal Home Loan Mortgage

Corporation (FHLMC). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WRAPPER AGREEMENTS -- The Fund will enter into Wrapper Agreements. Wrapper Agreements are used in order to help the Fund maintain a stable NAV. In general, Wrapper Agreements are contracts with financial institutions that obligate the issuer ("Wrapper Provider") to maintain the book value of the Fund's bond investments covered by the Wrapper Agreement ("Covered Assets"). Book value is the purchase price of the Fund's bond investments, plus interest accrued daily at a rate specified by the Wrapper Provider from time to time ("the crediting rate"), minus net shareholder redemptions and other expenses. Book value may be further reduced by the removal, at book value, of any covered asset in default, as defined under the terms of the Wrapper Agreement. Generally, the Wrapper
Agreements will require payments to the Fund when the book value exceeds the market value of the Fund's Covered Assets, the market value of the Covered Assets has been reduced to zero, and the Fund is obligated to pay shareholder redemptions and other expenses. Conversely, the Wrapper Agreements generally will require the Fund to pay the Wrapper Provider when the market value of the covered assets exceeds their book value and the book value of the Fund's assets is zero. The Wrapper Agreements may also require payments upon certain events of default or termination.

Market value is the daily market value of all Covered Assets, plus interest accrued at market rates on the Covered Assets, minus any withdrawals from the wrapped account at book value (including Fund expense payments, transfers to the cash account. Wrapper Agreement fees, and shareholder redemptions), plus any redemption fees paid to the Fund. The Fund expects to monitor the book value and the market value of the assets covered by Wrapper Agreements daily, and will compute a ratio of the market to book value on each business day.

The following paragraphs pertain to Wrapper Agreements: Credit Default, Crediting Rate, Diversification and Liquidity, Wrapper Agreement Conditions, Wrapper Agreement Terms, Wrapper Providers, and Withdrawals from Covered Assets.

CREDIT DEFAULT. Wrapper Agreements may require the disposition of securities in credit default in order to maintain the book value coverage of the Fund's Covered Assets. A credit default may occur if the issuer of a security fails to make one or more principal or interest payments or becomes insolvent. Under the Fund's Wrapper Agreements, a credit default may be deemed to occur with respect to the covered assets only to the extent that the book value of all investments subject to a credit default event exceeds a certain percentage (e.g., 5%) of the book value of the covered assets. The Fund may be required to dispose of the defaulted securities in excess of the agreed-upon limit within a specified time period in order to retain book value coverage, or the defaulted securities in excess of the limit shall be deemed to be removed immediately from the covered assets, will no longer be eligible to be covered at book value under the Wrapper Agreements, and the Fund's NAV may decline.

CREDITING RATE. Wrapper Agreements typically provide that the book value of the Covered Assets includes interest accrued at the crediting rate, which is calculated pursuant to a standardized formula specified in the Agreements. The crediting rate is based on the current yield-to-maturity of the Covered Assets, plus or minus amortization of the difference between the market value and book value of the Covered Assets over the duration of the covered assets at the time of computation. The crediting rate is directly affected by changes in market value of the Covered Assets. Generally, if market value increases, the crediting rate increases. If market value decreases, the crediting rate decreases. Generally, the crediting rate is the mechanism that the Wrapper Provider uses to manage the differential between market and book value over the life of the Wrapper Agreement, and to reduce or eliminate its payment obligations at the maturity of the Wrapper Agreement. The crediting rate can be adjusted periodically and is expected to be adjusted no less frequently than weekly. The Fund will declare a daily dividend based on the crediting rate accrued on the Covered Assets plus interest accrued on cash assets, minus accrued Fund expenses including Wrapper Agreement fees. Under certain conditions in which market value of the Covered Assets has fallen substantially below their book value, the crediting rate may be reduced to zero percent, but cannot fall below zero percent.

DIVERSIFICATION AND LIQUIDITY. As a diversified fund, the Fund generally limits its investments in any one issuer to 25% of the Fund's total assets. The Fund intends to diversify its holdings in Wrapper Agreements (although, at the outset, it may have a single Wrapper Agreement), and anticipates that the fair value of a Wrapper Agreement at time of purchase will be zero, E.G., book value will equal market value on inception date. However, it is possible that over time one Wrapper Provider may cover up to 100% of the Fund's bond investments. Although the Fund does not anticipate that the fair value of a Wrapper Agreement would exceed 25% of the Fund's assets, in conditions in which market value is substantially below book value or in which the Fund is relying on the Wrapper
Provider for payment of shareholder redemptions, the value of the Wrapper Agreement coverage by one or more Wrapper Providers may exceed 25% of the Fund's assets. For the reasons described below, the Fund does not intend to terminate Wrapper Agreement coverage at that time nor to restrict its ability to replace or add Wrapper Agreement coverage under those conditions. Wrapper Agreements are deemed illiquid investments by the Funds.

WRAPPER AGREEMENT CONDITIONS. The Fund's Wrapper Agreements impose conditions on both the Fund and the Wrapper Provider. Assuming these conditions are met and neither the Fund nor the Wrapper Provider is in default, the Fund can buy and sell covered assets and process shareholder redemptions by the sale of covered assets.

If an event of default, within the meaning of the Wrapper Agreement, occurs and is not cured (corrected), the non-defaulting party may terminate the Wrapper Agreement. Depending on the terms of the particular Wrapper Agreements, the following may cause the Fund to be in default: a breach of a material obligation under the Wrapper Agreement; a material misrepresentation; a change in INVESCO's or INVESCO Institutional's discretion to manage the Fund, unless a successor is appointed and agreed to by the Wrapper Provider; a material amendment to the Fund's Prospectus without notice to the Wrapper Provider; and an uncured prospectus violation. The Wrapper Provider may be in default if it breaches a material obligation under the Wrapper Agreement; makes a material misrepresentation; becomes insolvent within the meaning of the Wrapper Agreement (an insolvency may occur if the issuer is dissolved, cannot pay its debts, makes an assignment for the benefit of creditors, institutes bankruptcy or insolvency proceedings, enters receivership, has a secured party take action against its assets, or consents to any of the foregoing); or its rating falls below specified levels.

In addition to the events of default listed above, if the Fund underperforms, as indicated by a formula set forth in the Wrapper Agreement, or the Fund is terminated, the Wrapper Provider may require the Fund to make a fixed-term election and require the Covered Assets to be conservatively managed until final termination of the Wrapper Agreement.

WRAPPER AGREEMENT TERMS. The terms of a Wrapper Agreement generally provide for settlement of payments only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. Generally, payments will be made pro-rata, based on the percentage of assets covered by each Wrapper Provider. Wrapper Agreement termination occurs whenever the book value or market value of the covered assets reaches zero or upon certain events of default. If the Wrapper Agreement terminates due to Wrapper Provider default, the Wrapper Provider will be required to pay to the Fund the excess, if any, of book value over market value of the Covered Assets on the date of termination. If the Wrapper Agreement terminates when the market value equals zero, the Wrapper Provider will pay the excess of book value over market value to the Fund to the extent necessary for the fund to satisfy redemption requests. If the Wrapper Agreement terminates when the book value of the Covered Assets equals zero, no more shareholders would remain in the Fund and the Fund would be required to pay the Wrapper Agreement issuer the excess, if any, of market value over book value. Wrap termination also may occur upon default, at the option of the non-defaulting party, or, in some cases, by either party upon election and notice.

The Wrapper Agreements in which the Fund invests generally establish a hierarchy of Fund sources from which withdrawals and redemptions will be processed. Some Wrapper Agreements may require that the Fund maintain a specified percentage of its total assets in cash and cash equivalents, to be used for the payment of redemptions and fund expenses. Generally, cash and cash equivalents must be depleted before redemptions are processed from Covered Assets; however, the Fund may elect to redeem from Covered Assets if a redemption from cash or cash equivalents would reduce the cash or cash equivalents to less than a certain percentage (e.g., 2%) of the Fund's net assets.

The Fund expects its Wrapper Agreements will require that the Covered Assets have a specified duration (typically a maximum of 5 years), consist of specified types of securities, be allocated among a number of issuers, and/or be of a specified investment quality (at least investment grade).

WRAPPER PROVIDERS. Each Wrapper Agreement will be a binding, contractual commitment from a creditworthy third-party issuer. Wrapper Providers may be insurance companies, banks, or other financial institutions. The Fund expects to pay Wrapper Providers fees based on a percentage of the book value of Covered Assets. The Fund will enter into Wrapper Agreements with Wrapper Providers whose creditworthiness has been reviewed and is consistent with policies and procedures adopted by the board of directors. The Fund may enter into negotiations with multiple Wrapper Providers, with each Wrapper Agreement covering assets up to a specified percentage that, in the aggregate, equals the book value of the Covered Assets on each business day. If a Wrapper Provider becomes obligated to pay the Fund the difference between book and market value of the Covered Assets, each Wrapper Provider will pay its allocable share pursuant to a pro rata formula provided in the Wrapper Agreements. The Fund may substitute or add Wrapper Providers under Wrapper Agreements with similar terms whenever necessary.

WITHDRAWALS FROM COVERED ASSETS. Additions to and withdrawals from the Covered Assets are processed at book value and related adjustments are made to market value. In most cases, large withdrawals from the Covered Assets will be due to shareholder redemptions. Covered assets may be sold to pay the proceeds of shareholder redemptions based on book value. The amount of Covered Assets sold is based on the actual market value of Covered Assets, which may be more or less than book value. A Wrapper Provider generally is not obligated to require actual payment of the difference between market and book value at the time of each redemption. Thus, when the market value of Covered Assets is below book value and there are significant withdrawals, the market value declines by a pro rata percentage of the withdrawal plus an additional factor equal to the excess of book value over market value for that withdrawal. This factor reduces the market value of assets available to all remaining shareholders, and reduces the market to book ratio. The reduction in the market to book ratio also reduces the crediting rate paid to all remaining shareholders by incorporating the additional market value reduction into a lower crediting rate accruing over the remaining term of the Wrapper Agreement. These market value changes are independent of any changes due to market movements in the value of the Fund's bond investments, and are solely due to the operation of the Wrapper Agreement.

OTHER POLICIES RELEVANT TO THE FUNDS

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements ("REPOs"), and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which a Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by a Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements and reverse repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses, and the actual prepayment experience on the underlying assets.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any such security if, as a result, more than 10% of each of Treasurer's Money Market Reserve Fund's and Treasurer's Tax-Exempt Reserve Fund's net assets and 15% of Stable Value Fund's net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days and Wrapper Agreements are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

SECTION 4(2) AND RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO or INVESCO Institutional to be of good standing and will not be made unless, in the judgment of INVESCO or INVESCO Institutional, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding securities of the Fund" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities, or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Stable Value Fund will invest more than 25% of its total assets in the financial services industry;

     2.a. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto with regard to Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserves Funds, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2.b. with respect to 75% of the Stable Value Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of Treasurer's Money Market Reserve Fund's net assets, 10% of Treasurer's Tax-Exempt Reserves Fund's net assets and 15% of Stable Value Fund's net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as investment advisor to:

     INVESCO Bond Funds, Inc.
     INVESCO Combination Stock & Bond Funds, Inc.
     INVESCO Counselor Series Funds, Inc.
     INVESCO International Funds, Inc.
     INVESCO Manager Series Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc.
     INVESCO Stock Funds, Inc.
     INVESCO Treasurer's Series Funds, Inc.
     INVESCO Variable Investment Funds, Inc.

As of March 31, 2003, INVESCO managed 47 mutual funds having combined assets of more than $17 billion on behalf of 2,848,926 shareholder accounts.

Prior to June 1, 1999, INVESCO Capital Management, Inc., a division of INVESCO, Inc. ("ICM"), was investment advisor to Treasurer's Money Market Reserve Fund and Treasurer's Tax-Exempt Reserve Fund.

INVESCO is an indirect, wholly-owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $318.5 billion in assets under management as of March 31, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company) (ANTC), a wholly-owned subsidiary of IRI, maintains an institutional retirement Trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.


     INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional (N.A.), Inc. includes the following Groups and Divisions:

          INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO National Asset Management Group, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

          INVESCO Fixed Income/Stable Value Division, Atlanta, Georgia, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

          INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

          INVESCO Structured Products Group, Atlanta, Georgia, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

          INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated June 1, 1999, as amended ________________, 2003 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action, and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o  administrative;

     o  internal accounting (including computation of net asset value);

     o  clerical and statistical;

     o  secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o  supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee for Treasuer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds is calculated at the annual rate of 0.25% of each Fund's average net assets. The fee for Stable Value Fund is calculated at the annual rate of 0.60% of the Fund's average net assets.

During the fiscal years ended May 31, 2002, 2001, and 2000, Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds paid INVESCO advisory fees in the dollar amounts shown below. Since Stable Value Fund was not offered until ____________, 2003, no advisory fees have been paid with respect to the Fund.

`                                                               Advisory
                                                                Fee Dollars
                                                                -----------

TREASURER'S MONEY MARKET RESERVE FUND
Year Ended May 31, 2002                                         $2,797,536
Year Ended May 31, 2001                                          3,745,890
Year Ended May 31, 2000                                            980,636

TREASURER'S TAX-EXEMPT RESERVE FUND
Year Ended May 31, 2002                                         $  175,017
Year Ended May 31, 2001                                            154,916
Year Ended May 31, 2000                                            140,537

THE SUB-ADVISORY AGREEMENT

AIM Capital Management, Inc. ("AIM") serves as sub-advisor to Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds pursuant to a sub-advisory agreement dated March 1, 2002 (the "AIM Sub-Advisory Agreement") with INVESCO. INVESCO Institutional serves as sub-advisor to Stable Value Fund pursuant to a sub-advisory agreement dated _______________, 2003 (the "INVESCO Institutional Sub-Advisory Agreement) with INVESCO. The AIM Sub-Advisory Agreement and the INVESCO Institutional Sub-Advisory Agreement are referred to collectively as the "Sub-Advisory Agreements."

The Sub-Advisory Agreements provide that AIM and INVESCO Institutional, subject to the supervision of INVESCO, shall manage the investment portfolio of their respective Fund(s) in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to investment advisory customers of AIM or INVESCO Institutional; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The AIM Sub-Advisory Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of each Fund's net assets. The fees are calculated at the annual rate of 40% of the investment advisory fee retained by INVESCO after each Fund's expenses have been paid by INVESCO under the terms of the Investment Advisory Agreement or Fund Prospectus. The INVESCO Institutional Sub-Advisory Agreement provides that, as compensation for its services, INVESCO Institutional shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Stable Value Fund's net assets. The fee is calculated at the annual rate of __% of the investment advisory fee retained by INVESCO. The sub-advisory fees are paid by INVESCO, NOT the Funds.

BOARD APPROVAL/RENEWAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS

In renewing the Advisory Agreement and the AIM Sub-Advisory Agreement and in approving the INVESCO Institutional Sub-Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided (or, in the case of Stable Value Fund, to be provided) under the Sub-Advisory Agreements and the overall fairness of the Sub-Advisory Agreements. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (with the exception of Stable Value Fund), (1) the overall performance results of the Funds in comparison to relevant indices, and
(2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service. With respect to Stable Value Fund, the board considered INVESCO's and INVESCO Institutional's capabilities and resources in managing funds with similar strategies and objectives. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization and the experience of AIM in managing money market funds and INVESCO Institutional in managing stable value funds. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreements, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to those Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund (with the exception of Stable Value Fund), and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent accountants perform a review of INVESCO's methodology. The board concluded that renewal of the Advisory Agreement and AIM Sub-Advisory Agreement and the approval of the INVESCO Institutional Sub-Advisory Agreement was in the best interest of the Funds' shareholders. These matters were considered by the Independent Directors working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended ___________________ with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

INVESCO, pursuant to the terms of the Advisory Agreement, will not charge Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds any fees under this Administrative Services Agreement. However, this commitment may be changed following consultation with the board of directors. The Funds themselves paid no administrative services fees to INVESCO. As full compensation for services provided under the Administrative Services Agreement, Stable Value Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of the Fund. Since Stable Value Fund was not offered until ____________, 2003, no Administrative Services fees have been paid with respect to the Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended _____________, 2003 with the Company.

With respect to Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, the Transfer Agency Agreement provides that INVESCO, pursuant to the terms of the Advisory Agreement, will not charge those Funds any fees under this Transfer Agency Agreement. However, this commitment may be changed following consultation with the board of directors. The Funds themselves paid no transfer agency fees to INVESCO.

With respect to Stable Value Fund, the Transfer Agency Agreement provides that the Fund shall pay INVESCO an annual fee of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month. Since Stable Value Fund was not offered until ____________, 2003, no Administrative Services fees have been paid with respect to the Fund.

FEES PAID TO INVESCO

Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds pay no administrative services or transfer agency fees. Since Stable Value Fund was not offered until ____________, 2003, no fees have been paid with respect to the Fund as of the date of the Statement of Additional Information. During the current fiscal year, the fees for Stable Value Fund are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through May 31, 2004 that would cause the ratio of expenses to average net assets to exceed 1.95% for Stable Value Fund - Class K and 1.50% for Stable Value Fund - Institutional Class. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliation with INVESCO and its affiliated companies.

INDEPENDENT DIRECTORS

Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director

Bob R. Baker                      Vice Chairman of the   Consultant (2000-present).  48
(3),(4),(5),(9),(10),(11),(12)    Board (2003-present)   Formerly, President and
37 Castle Pines Dr. N.                                   Chief Executive Officer
Castle Rock, Colorado                                    (1988-2000) of AMC Cancer
Age: 66                                                  Research Center, Denver,
                                                         Colorado. Until mid-
                                                         December 1988, Vice
                                                         Chairman of the Board of
                                                         First Columbia Financial
                                                         Corporation, Englewood,
                                                         Colorado; formerly,
                                                         Chairman of the Board and
                                                         Chief Executive Officer of
                                                         First Columbia Financial
                                                         Corporation.


Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director

Sueann Ambron, Ph.D.(5)           Director (since 2003)  Dean of the Business        48
University of Colorado                                   School, College of
at Denver                                                Business, University of
1250 14th Street                                         Colorado at Denver (2000-
Denver, Colorado                                         present). Formerly,
Age: 58                                                  President and Chief
                                                         Executive Officer of
                                                         Avulet, Inc., Sunnyvale,
                                                         California (1998-1999);
                                                         and formerly, Vice
                                                         President and General
                                                         Manager, Multimedia
                                                         Services Division,
                                                         Motorola, Inc.,
                                                         Schaumburg, Illinois
                                                         (1996-1998).

Victor L. Andrews, Ph.D.          Director               Professor Emeritus,         48              Director of The
(5),(7),(10),(11)                                        Chairman Emeritus and                       Sheffield Funds, Inc.
34 Seawatch Drive                                        Chairman and CFO of the
Savannah, Georgia                                        Roundtable of the
Age:  72                                                 Department of Finance of
                                                         Georgia State University;
                                                         and President, Andrews
                                                         Financial Associates, Inc.
                                                         (consulting firm).
                                                         Formerly, member of the
                                                         faculties of the Harvard
                                                         Business School; and the
                                                         Sloan School of Management
                                                         of MIT.

Lawrence H. Budner                Director               Trust Consultant.           48
(3),(6),(10),(11)                                        Formerly, Senior Vice
7608 Glen Albens Circle                                  President and Senior Trust
Dallas, Texas                                            Officer of InterFirst
Age:  72                                                 Bank, Dallas, Texas.


Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director

James T. Bunch                    Director (since 2000)  Principal and Founder of    48
(4),(5),(6),(8),(9),(12)                                 Green, Manning & Bunch
3600 Republic Plaza                                      Ltd., Denver, Colorado
370 Seventeenth Street                                   (1988-present); Director
Denver, Colorado                                         and Secretary of Green,
Age: 60                                                  Manning & Bunch
                                                         Securities, Inc. since
                                                         September 1993; Director
                                                         and Vice President of
                                                         Western Golf Association
                                                         and Evans Scholars
                                                         Foundation; Director of
                                                         United States Golf
                                                         Association. Formerly,
                                                         General Counsel and
                                                         Director of Boettcher &
                                                         Co., Denver, Colorado;
                                                         and formerly, Chairman
                                                         and Managing Partner of
                                                         Davis, Graham & Stubbs,
                                                         Denver, Colorado.

Gerald J. Lewis                   Director (since 2000)  Chairman of Lawsuit         48              Director of General
(3),(7),(8),(9)                                          Resolution Services, San                    Chemical Group, Inc.,
701 "B" Street                                           Diego, California (1987-                    Hampdon, New Hampshire
Suite 2100                                               present). Formerly,                         (1996-present).
San Diego, California                                    Associate Justice of the                    Director of Wheelabrator
Age:  69                                                 California Court of                         Technologies, Inc.,
                                                         Appeals; and Of Counsel,                    Fisher Scientific, Inc.,
                                                         Latham & Watkins, San                       Henley Manufacturing,
                                                         Diego, California                           Inc., and California
                                                         (1987-1997).                                Coastal Properties, Inc.



Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director

John W. McIntyre                  Director               Retired. Trustee of         48
(3),(4),(6),(8),(12)                                     Gables Residential Trust.
7 Piedmont Center                                        Trustee and Chairman of
Suite 100                                                the J.M. Tull Charitable
Atlanta, Georgia                                         Foundation; Director of
Age:  72                                                 Kaiser Foundation Health
                                                         Plans of Georgia, Inc.
                                                         Formerly, Vice Chairman
                                                         of the Board of Directors
                                                         of The Citizens and
                                                         Southern Corporation and
                                                         Chairman of the Board and
                                                         Chief Executive Officer
                                                         of The Citizens and
                                                         Southern Georgia Corp.
                                                         and The Citizens
                                                         and Southern National
                                                         Bank. Formerly, Trustee
                                                         of INVESCO Global Health
                                                         Sciences Fund and Trustee
                                                         of Employee's Retirement
                                                         System of GA, Emory
                                                         University.


Larry Soll, Ph.D.                 Director (since 1997)  Retired.  Formerly,         48              Director of Synergen
(5),(7),(9),(10),(11)                                    Chairman of the Board                       since incorporation in
2358 Sunshine                                            (1987-1994), Chief                          1982; Director of Isis
Canyon Drive                                             Executive Officer (1982-                    Pharmaceuticals, Inc.
Boulder, Colorado                                        1989 and 1993-1994) and
Age:  61                                                 President (1982-1989) of
                                                         Synergen Inc.; and
                                                         formerly, Trustee of
                                                         INVESCO Global Health
                                                         Sciences Fund.


INTERESTED DIRECTORS AND OFFICERS.

Messrs. Cunningham and Healey are Interested Directors by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO Funds Group, Inc., which is the parent company of INVESCO Distributors, Inc.

Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director
Mark H. Williamson(4)             Chairman of the        President and CEO, AIM      48
4350 South Monaco Street          Board (since 1999).    Investment Management
Denver, Colorado                  Formerly, President    and CEO of the AIM
Age:  51                          (1998-2002) and        Division of AMVESCAP
                                  Chief Executive        PLC (2003-present).
                                  Officer (1998-2002).   Formerly, Chief
                                                         Executive Officer
                                                         Managed Products
                                                         Division, AMVESCAP PLC
                                                         (2001-2002). Formerly,
                                                         Chairman of the Board
                                                         (1998-2002), President
                                                         (1998-2002), and Chief
                                                         Executive Officer (1998-
                                                         2002) of INVESCO Funds
                                                         Group, Inc. and of
                                                         INVESCO Distributors, Inc.
                                                         Formerly, Chief Operating
                                                         Officer and Chairman of
                                                         the Board of INVESCO
                                                         Global Health Sciences
                                                         Fund; formerly, Chairman
                                                         and Chief Executive
                                                         Officer of NationsBanc
                                                         Advisors, Inc.; and
                                                         formerly, Chairman of
                                                         NationsBanc Investments,
                                                         Inc.

Raymond R. Cunningham(11),(12)    President (2003-       President (2003-present)    48              Director of INVESCO
4350 South Monaco Street          present), Chief        and Chief Executive                         Funds Group, Inc. and
Denver, Colorado                  Executive Officer      Officer (2003-present) of                   Chairman of the Board of
Age: 52                           (2003-present) and     INVESCO Funds Group, Inc.;                  INVESCO Distributors,
                                  Director (2001-        Chairman of the Board                       Inc.
                                  present). Formerly,    (2003-present), President
                                  Vice President         (2003-present), and Chief
                                  (2001-2002).           Executive Officer (2003-
                                                         present) of INVESCO
                                                         Distributors, Inc.
                                                         Formerly, Chief Operating
                                                         Officer (2002-2003) and
                                                         Senior Vice President
                                                         (1999-2002) of INVESCO
                                                         Funds Group, Inc. and
                                                         INVESCO Distributors,
                                                         Inc.; and formerly,
                                                         Senior Vice President of
                                                         GT Global - North America
                                                         (1992-1998).



Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director

Richard W. Healey                 Director (since 2000)  Senior Vice President of    40              Director of INVESCO
4350 South Monaco Street                                 INVESCO Funds Group, Inc.;                  Funds Group, Inc. and
Denver, Colorado                                         Senior Vice President of                    INVESCO Distributors,
Age: 48                                                  INVESCO Distributors, Inc.                  Inc.
                                                         Formerly, Senior Vice
                                                         President of GT Global
                                                         North America (1996-1998)
                                                         and The Boston Company
                                                         (1993-1996).

Glen A. Payne                     Secretary              Senior Vice President,
4350 South Monaco Street                                 General Counsel and
Denver, Colorado                                         Secretary of INVESCO Funds
Age: 55                                                  Group, Inc.; Senior Vice
                                                         President, Secretary and
                                                         General Counsel of INVESCO
                                                         Distributors, Inc.
                                                         Formerly, Secretary of
                                                         INVESCO Global Health
                                                         Sciences Fund; General
                                                         Counsel of INVESCO Trust
                                                         Company (1989-1998); and
                                                         employee of a U.S.
                                                         regulatory agency,
                                                         Washington, D.C. (1973-
                                                         1989).

Ronald L. Grooms                  Chief Accounting       Senior Vice President                       Director of INVESCO
4350 South Monaco Street          Officer, Chief         and Treasurer of INVESCO                    Funds Group, Inc. and
Denver, Colorado                  Financial Officer      Funds Group, Inc.; and                      INVESCO Distributors,
Age:  56                          and Treasurer          Senior Vice President and                   Inc.
                                                         Treasurer of INVESCO
                                                         Distributors, Inc.
                                                         Formerly, Treasurer and
                                                         Principal Financial and
                                                         Accounting Officer of
                                                         INVESCO Global Health
                                                         Sciences Fund; and Senior
                                                         Vice President and
                                                         Treasurer of INVESCO Trust
                                                         Company (1988-1998).


Name, Address, and Age            Position(s) Held       Principal Occupation(s)     Number of       Other
                                  With Company, Term     During Past Five Years(2)   Funds in        Directorships
                                  of Office(1) and                                   Fund Complex    Held by
                                  Length of Time                                     Overseen by     Director
                                  Served(2)                                          Director

William J. Galvin, Jr.            Assistant Secretary    Senior Vice President and                   Director of INVESCO
4350 South Monaco Street                                 Assistant Secretary of                      Funds Group, Inc. and
Denver, Colorado                                         INVESCO Funds Group, Inc.;                  INVESCO Distributors,
Age: 46                                                  and Senior Vice President                   Inc.
                                                         and Assistant Secretary
                                                         of INVESCO Distributors,
                                                         Inc. Formerly, Trust
                                                         Officer of INVESCO Trust
                                                         Company (1995-1998).

Pamela J. Piro                    Assistant Treasurer    Vice President and
4350 South Monaco Street                                 Assistant Treasurer of
Denver, Colorado                                         INVESCO Funds Group, Inc.;
Age: 42                                                  and Assistant Treasurer of
                                                         INVESCO Distributors, Inc.
                                                         Formerly, Assistant Vice
                                                         President (1996-1997).

Tane' T. Tyler                    Assistant Secretary    Vice President and
4350 South Monaco Street         (since 2002)            Assistant General Counsel
Denver, Colorado                                         of INVESCO Funds Group,
Age: 37                                                  Inc.


(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

(12) Member of the valuation committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a brokerage committee. The committee meets quarterly to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a derivatives committee. The committee meets quarterly to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors.

The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a valuation committee, a legal committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended May 31, 2002, the legal committee met 3 times, the compensation committee met 2 times, and the valuation and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended May 31, 2002, the nominating committee met 2 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Funds that are overseen by the director, as a whole, as of December 31, 2002.

--------------------------------------------------------------------------------------------------
Director                 Dollar Range of Equity Securities                      Aggregate Dollar
                         Owned in Each Fund(1)                                  Range of Equity
                                                                                Securities in All
                                                                                Registered Invest-
                                                                                ment Companies
                                                                                Overseen by the
                                                                                director in the
                                                                                INVESCO Funds
                                                                                Complex(1)
--------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------

Bob R. Baker             INVESCO Treasurer's Money Market                       $10,001-$50,000
                           Reserve Fund                         $1-$10,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
--------------------------------------------------------------------------------------------------
Sueann Ambron            INVESCO Treasurer's Money Market
                           Reserve Fund                         None            None
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         None            None
                         INVESCO Stable Value Fund              None
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Director                 Dollar Range of Equity Securities                      Aggregate Dollar
                         Owned in Each Fund(1)                                  Range of Equity
                                                                                Securities in All
                                                                                Registered Invest-
                                                                                ment Companies
                                                                                Overseen by the
                                                                                director in the
                                                                                INVESCO Funds
                                                                                Complex(1)
---------------------------------------------------------------------------------------------------
Victor L. Andrews        INVESCO Treasurer's Money Market
                           Reserve Fund                         $1-$10,000      $50,001-$100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
---------------------------------------------------------------------------------------------------
Lawrence H. Budner       INVESCO Treasurer's Money Market
                           Reserve Fund                         $50,001-$100,00 Over $100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
---------------------------------------------------------------------------------------------------
James T. Bunch           INVESCO Treasurer's Money Market
                           Reserve Fund                         $1-$10,000      $50,001-$100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
----------------------------------------------------------------------------------------------------
Gerald J. Lewis          INVESCO Treasurer's Money Market
                           Reserve Fund                         $1-$10,000      $50,001-$100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
----------------------------------------------------------------------------------------------------
John W. McIntyre         INVESCO Treasurer's Money Market
                           Reserve Fund                         $1-$10,000      Over $100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
----------------------------------------------------------------------------------------------------
Larry Soll               INVESCO Treasurer's Money Market
                           Reserve Fund                         $1-$10,000      Over $100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         $1-$10,000
                         INVESCO Stable Value Fund              None
-----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------
Mark H. Williamson       INVESCO Treasurer's Money Market
                           Reserve Fund                         None            Over $100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         None
                         INVESCO Stable Value Fund              None
-----------------------------------------------------------------------------------------------------
Raymond R. Cunningham    INVESCO Treasurer's Money Market                       Over $100,000
                           Reserve Fund                         None
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         None
                         INVESCO Stable Value Fund              None
-----------------------------------------------------------------------------------------------------
Richard Healey           INVESCO Treasurer's Money Market
                           Reserve Fund                         None            Over $100,000
                         INVESCO Treasurer's Tax-Exempt
                           Reserve Fund                         None
                         INVESCO Stable Value Fund              None

-----------------------------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2002. As of December 31, 2002, there were 48 INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person         Aggregate     Benefits        Estimated     Total
and Position           Compensation  Accrued As      Annual        Compensation
                       From          Part of         Benefits      From INVESCO
                       Company(1)    Company         Upon          Funds Paid To
                                     Expenses(2)     Retirement(3) Directors(7)
--------------------------------------------------------------------------------
Bob R. Baker, Vice      $ 5,013         $  891       $  1,634    $   138,000
Chairman of the Board
--------------------------------------------------------------------------------
Sueann Ambron(4)              0              0              0              0
--------------------------------------------------------------------------------
Victor L. Andrews         4,775          1,297          1,634        127,500
--------------------------------------------------------------------------------
Lawrence H. Budner        4,657          1,297          1,634        121,500
--------------------------------------------------------------------------------
James T. Bunch            4,471              0              0        124,625
--------------------------------------------------------------------------------
Fred A. Deering          $5,216         $1,457         $1,778        140,500
--------------------------------------------------------------------------------
Wendy L. Gramm(5)         5,393              0              0         74,875
--------------------------------------------------------------------------------
Gerald J. Lewis           4,553              0              0        116,500
--------------------------------------------------------------------------------
John W. McIntyre          4,849          1,297          1,634        124,000
--------------------------------------------------------------------------------
Larry Soll                4,663              0              0        126,000
--------------------------------------------------------------------------------
Total                   $43,590         $6,239         $8,314    $ 1,093,500
--------------------------------------------------------------------------------
% of Net Assets         0.0052%(6)      0.0007%(6)                  0.0060%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of certain of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan and Deferred Compensation Plan Account Agreement discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan or the Deferred Retirement Plan Account Agreement.

(4) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(5) Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering retired as a director of the company on March 31, 2003.

(6) Total as a percentage of the Company's net assets as of May 31, 2002.

(7) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 2002.

Messrs. Cunningham, Healey, and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

PARTICIPATION IN CERTAIN PLANS AND AGREEMENTS

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") and a Deferred Retirement Plan Account Agreement (the "Agreement"). Certain of the Independent Directors of the Company participate either in the Plan or in the Agreement. Under the Plan and the Agreement, each participating director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

THE PLAN

Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of such a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Plan receives no benefits from the Agreement. The Plan is administered by a committee of four directors, including at least one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year.

THE AGREEMENT

A Participating Qualified Director who has elected to participate in the Agreement receives no benefits from the Plan. Pursuant to the terms of the Agreement, a deferred retirement account is established for a Qualified
Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate of 6.25% per annum, will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Agreement. The committee is composed of three interested Directors and one Independent Director of the Funds.

The Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

DEFERRED COMPENSATION PLAN

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 30, 2003, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Treasurer's Money Market Reserve Fund

--------------------------------------------------------------------------------
     Name and Address              Basis of Ownership           Percentage Owned
                                   (Record/Beneficial)

================================================================================
AMVESCAP National Trust Company    Beneficial                   11.82%
Custodian
Paychex, Inc.
401k Incentive Retirement Plan
911 Panorama Trail
Rochester, NY 14625-2311
--------------------------------------------------------------------------------


Treasurer's Tax-Exempt Reserve Fund

--------------------------------------------------------------------------------
     Name and Address              Basis of Ownership           Percentage Owned
                                   (Record/Beneficial)

================================================================================
Alice H. Richards                  Beneficial                   10.52%
P.O. Box 400
Carrollton, GA 30117-0400
--------------------------------------------------------------------------------
Neil Kurtz                         Beneficial                   7.33%
Susan E. Kurtz Jt. Ten
1919 14th Street, Suite 330
Boulder, CO 80302-5321
--------------------------------------------------------------------------------
Ralph H. or Lynne J. Jenkins Jr.   Beneficial                   6.05%
JT WROS
39 Woodcrest Avenue
Atlanta, GA 30309-1535
--------------------------------------------------------------------------------

As of May 8, 2003, officers and directors of the Company, as a group, beneficially owned less than 2% of Treasurer's Money Market Reserve Fund's outstanding shares and less than 1% of Treasurer's Tax-Exempt Reserve Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. With respect to Stable Value Fund, IDI bears all expenses, including the cost of printing and distributing the prospectus, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plan of Distribution (the "Plan"), which has been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

With respect to Stable Value Fund, the Company has adopted a Master Distribution Plan and Agreement - Class R pursuant to Rule 12b-1 under the 1940 Act relating to Class R shares (the "Class R Plan"). Under the Class R Plan, Class R shares of the Fund pay compensation to IDI at an annual rate of 0.50% of average net assets attributable to Class R shares for the purpose of financing any activity which is primarily intended to result in the sale of Class R shares. The Class R Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class R shares of the Fund and that provide continuing personal services to their customers who own such Class R shares.

Of the aggregate amount payable under the Class R Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund may be characterized as a service fee.

Activities appropriate for financing under the Plan include, but are not limited to, the following: printing of the prospectus and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plan is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such Banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the Banks would no longer invest customer assets in the Fund. Neither the Company nor INVESCO or INVESCO Institutional will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund. Financial intermediaries entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

Since the Fund did not commence operations until _________, 2003, it has made no payments to IDI under the Class R Plan.

The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable data files of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plan provides that it shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plan may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plan is in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of the Fund's payments under the Plan without approval of the shareholders of the Fund's Class R shares, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plan, IDI or the Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under the Plan in the event of its termination.

To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to the Plan, the Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by Class R shares of the Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plan include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (E.G. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Stable Value Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Stable Value Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at Stable Value Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

While INVESCO seeks reasonably competitive commission rates and spreads, Stable Value Fund does not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on Stable Value Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions and spreads charged Stable Value Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Since Stable Value Fund did not commence operations until __________, 2003, it has paid no brokerage commissions as of the date of this Statement of Additional Information.

Because the securities that Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserves Funds invest in are generally traded on a principal basis, it is unusual for those Funds to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2002, 2001, and 2000. For the fiscal years ended May 31, 2002, 2001, and 2000, brokers providing research services received $0, $0, and $0, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0, $0, and $0, respectively. Commissions totaling $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended May 31, 2002, 2001, and 2000, respectively.

At May 31, 2002, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                             Value of Securities
     Fund                              Broker or Dealer        at May 31, 2002
================================================================================
Treasurer's Money Market Reserve  State Street Bank and Trust      $79,804,329
--------------------------------------------------------------------------------
                                  General Electric Capital         $39,926,477
                                    Services
--------------------------------------------------------------------------------
                                  Goldman Sachs Group              $25,000,000
--------------------------------------------------------------------------------
                                  Credit Suisse First Boston       $14,986,274
--------------------------------------------------------------------------------
Treasurer's Tax-Exempt Reserve    State Street Bank and Trust      $572,541
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

REDEMPTIONS IN KIND

For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's NAV, Stable Value Fund may make the payment or a portion of the payment with portfolio securities, or with a combination of securities and one or more Wrapper Agreements, instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received. Stable Value Fund would not, however, exercise its right to redeem in kind in connection with a "benefit responsive withdrawal."

If a redemption in kind includes a Wrapper Agreement, Stable Value Fund will assign to the redeeming shareholder a portion of one or more Wrapper Agreements covering the securities distributed in kind to the shareholder. The economic terms and conditions of a Wrapper Agreement assigned to a shareholder will be substantially the same as the terms and conditions of the corresponding Wrapper Agreement held by Stable Value Fund. An investment in Stable Value Fund represents the shareholder's agreement to accept assignment of one or more Wrapper Agreements as part of an in kind redemption, to the extent permitted under applicable law.

A Wrapper Agreement assigned to a shareholder as payment in kind is illiquid and may require the shareholder to pay fees directly to the wrapper provider rather than through Stable Value Fund. In addition, a Wrapper Agreement may impose restrictions on the securities subject to the Wrapper Agreement, such as with respect to the type, maturity, duration and credit quality of each security. Thus, to receive the benefits of a Wrapper Agreement paid in kind, a shareholder may not be able to freely trade the securities covered by the Wrapper Agreement. Further, a Wrapper Agreement does not provide protection against the credit risk of the covered assets.

Prior to an assignment of a Wrapper Agreement to a shareholder, the wrapper provider may require that the shareholder represent and warrant that the assignment does not violate any applicable law. Further, the wrapper provider may require that the shareholder obtain, at the shareholder's expense, the services of a qualified professional asset manager to manage the covered securities in accordance with the requirements of the Wrapper Agreement.

A redemption in kind that includes a Wrapper Agreement involves certain costs to Stable Value Fund in obtaining the Wrapper Agreement and assigning the Wrapper Agreement to the shareholder. Accordingly, Stable Value Fund will weigh these costs against the anticipated benefits of making a distribution of a Wrapper Agreement in determining whether to make the distribution.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of April 30, 2003, the following shares of each Fund were outstanding:

         Treasurer's Money Market Reserve Fund           602,026,557
         Treasurer's Tax-Exempt Reserve Fund              46,194,613

All shares of each Fund are of one class with equal rights as to voting, dividends, and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

All Funds.

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds qualified, and Stable Value Fund intends to qualify, as regulated investment companies. In addition, each Fund intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

The Funds will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on May 31 of that year, plus certain other amounts.

TREASURER'S MONEY MARKET RESERVE FUNDS AND TREASURER'S TAX-EXEMPT RESERVE FUND.

With respect to Treasurer's Money Market Reserve Fund, unless your shares are held in a tax-deferred or tax-exempt accounts, dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, Treasurer's Money Market Reserve Fund sends shareholders information regarding the amount and character of dividens paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

With respect to Treasurer's Money Market Reserve Fund, all dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash.

Treasurer's Tax-Exempt Reserve Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income. While exempt-interest dividends are not subject to federal income tax, any capital gains paid by a tax-exempt fund are always taxable, and tax-exempt funds may also hold securities with taxable income.

STABLE VALUE FUND

All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. If shares of the Fund are purchased shortly before a capital gain distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investments is unchanged by the distribution. As the objective of the Fund is to maintain a stable NAV, a reverse stock split will generally be declared simultaneously to any capital gain distribution. In a reverse split, the number of shares outstanding is reduced, but each share will be worth more so that the shares will have the same total market value after the reverse split as they had before it. The number of shares you own will be reduced, and the NAV will be restored to the NAV immediately prior to the capital gain distribution. Although the capital gain distribution is taxable regardless of whether you reinvest the distribution in additional shares, a reverse stock split is not a taxable event.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

For tax-deferred investors, dividend and capital gain distributions from the Stable Value Fund generally are not currently subject to federal income tax. To the extent that distributions from such tax-exempt accounts are taxable, they are taxable as ordinary income. Becasue the tax-exempt investors eligible to purchase Fund shares are governed by complex tax rules, please consult your tax adviser, IRA service agent or plan administrator about your tax situation and the impact of distributions from your Fund account.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.
Likewise, changing to any basis method other than the average method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended November 30, 2002, Treasurer's Money Market Reserve Fund's current and effective yields were 1.32% and 1.33%, respectively; Treasurer's Tax-Exempt Reserve Fund's current and effective yields were 1.19% and 1.19%, respectively.

In addition, we may advertise Stable Value Fund's "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of the Stable Value Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended November 30, 2002 were:

Name of Fund                              1 Year        5 Years       10 Years
------------                              ------        -------       --------

Treasurer's Money Market Reserve Fund      1.58%          4.51%          4.60%
Treasurer's Tax-Exempt Reserve Fund        1.31%          2.99%          3.10%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T) = ERV

where:            P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085.

Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                         Yield=2 [(a-b/cd+1)^6-1

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials, or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                          Lipper Mutual
Fund                                      Category
----                                      --------

Treasurer's Money Market Reserve Fund     Money Market Funds
Treasurer's Tax-Exempt Reserve Fund       Tax-Exempt Funds

Stable Value Fund                         Short Term Investment Grade Debt Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE

NEWSWEEK
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WASHINGTON POST
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2002 are incorporated herein by reference from INVESCO Treasurer's Series Funds, Inc.'s Annual Report to Shareholders dated May 31, 2002. In addition, the unaudited financial statements for the Funds for the six months ended
November 30, 2002 are incorporated herein by reference from INVESCO Treasurer's Series Funds, Inc.'s Semiannual Report to Shareholders dated November 30, 2002.

                                   APPENDIX A

     Some of the terms used in the Statement of Additional Information are described below.

     BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated interest rate.

     BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

     MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

     COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

     MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

     PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

     REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

     REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

     SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

     TAX ANTICIPATION NOTES are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

     TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

     U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

     The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A, and Baa and AAA, AA, A, and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     B -- Bond rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

     C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

     MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

     CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

     C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch's Long-Term Debt Ratings:

     AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. treasury debt.

     AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB+, BB, BB- -- Below investment grade but deemed likely to meet obligation when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up on down frequently within this category.

     B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

     DP -- Preferred stock with dividend arrearages.

     S&P ratings for short-term notes are as follows:

     SP-1 -- Very strong capacity to pay principal and interest.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.

     A debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

     DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality), or P-3 (High Quality).

     DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C. OTHER INFORMATION

ITEM 23.     EXHIBITS

             (a)  (1)  Articles of Incorporation of Registrant dated February 4,
                       1999.(1)

                  (2) Articles of Amendment to the Articles of Incorporation filed May 25, 1999.(1)

                  (3) Articles of Amendment to the Articles of Incorporation filed June 3, 1999.(3)

                  (4) Articles of Amendment to the Articles of Incorporation filed September 10, 1999.(3)

                  (5) Articles of Amendment to the Articles of Incorporation filed March 13, 2000.(4)

                  (6) Articles of Amendment to the Articles of Incorporation filed May 17, 2000.(4)

                  (7) Articles Supplementary to the Articles of Incorporation (to be filed by amendment).

             (b)  Bylaws of Registrant.(1)

             (c)  Not applicable.

             (d)  (1)  Investment Advisory Agreement between Registrant and
                       INVESCO Funds Group, Inc. dated June 1, 1999.(2)

                       (a) Amendment to Investment Advisory Agreement (to be filed by amendment).

                  (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and AIM Capital Management, Inc. dated March 1, 2002.(5)

                  (3) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO International (N.A.), Inc. (to be filed by amendment).

             (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
                  May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August
                  30, 2002, October 21, 2002, November 1, 2002, November 30,
                  2002, December 26, 2002, January 31, 2003, February 10, 2003,
                  and _____________ (to be filed by amendment).

             (f)  (1)  INVESCO Funds Retirement Plan for Independent Directors
                       dated October 30, 2001.(5)

                  (2) Deferred Retirement Plan Account Agreement for Independent Directors dated _____________ (filed herewith).

             (g) Custodian Agreement between Registrant and State Street Bank and Trust dated May 8, 2001 as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30,
                  2002, July 31, 2002, August 30, 2002, October 21, 2002,
                  November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, February 10, 2003, and __________ (to be
                  filed by amendment).

             (h)  (1)  Transfer Agency Agreement between Registrant and INVESCO
                       Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5,
                       2001, October 19, 2001, March 29, 2002, April 30, 2002,
                       July 31, 2002, August 30, 2002, October 21, 2002,
                       November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, February 10, 2003, and ___________
                       (to be filed by amendment).

                  (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                       November 29, 2000, May 15, 2001, September 28, 2001,
                       October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October 21,
                       2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, February 10, 2003, and _________
                       (to be filed by amendment).

             (i)  (1)  Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(1)

                  (2) Opinion and consent of counsel as to the legality of the securities being registered for Stable Value Fund, indicating whether they will, when sold, be legally issued, fully paid and non-assessable (filed herewith).

             (j)  Consent of Independent Accountants (filed herewith).

             (k)  Not applicable.

             (l)  Not applicable.

             (m) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated _____________, 2003, with respect to the Stable Value Fund's Class R shares (to be filed by amendment).

             (n) Master Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted ____________, 2003 (to be filed by amendment).

             (o)  Not applicable.

             (p)  Code of Ethics pursuant to Rule 17j-1 (filed herewith).

(1) Previously filed on EDGAR with Post-Effective Amendment No. 22 to the Registration Statement on May 28, 1999, and incorporated by reference herein.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 23 to the Registration Statement on July 28, 1999, and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 24 to the Registration Statement on September 27, 1999, and incorporated by reference herein.

(4) Previously filed on EDGAR with Post-Effective Amendment No. 25 to the Registration Statement on September 30, 2000, and incorporated by reference herein.

(5) Previously filed on EDGAR with Post-Effective Amendment No. 28 to the Registration Statement on July 3, 2002, and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO TREASURER'S SERIES FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.     INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of Registrant are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                                Position with         Principal Occupation and
Name                               Advisor              Company Affiliation
--------------------------------------------------------------------------------

John D. Rogers                  Chairman               Chairman of the Board
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham           Officer & Director     President & Chief
                                                         Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Stacie L. Cowell                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.          Officer & Director     Senior Vice President &
                                                         Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg               Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms                Officer & Director     Senior Vice President &
                                                         Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey               Officer & Director     Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston            Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler             Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas A. Kolbe                 Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller               Officer & Director     Senior Vice President &
                                                       Chief Investment Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                   Officer                Senior Vice President,
                                                       Secretary & General
                                                         Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                    Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                  Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Michael D. Cobinachi            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                   Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rhonda Dixon-Gunner             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sean D. Katof                   Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick              Officer                Vice President & Chief
                                                       Compliance Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.          Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer      Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, Co 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas E. Pellowe               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                  Officer                Vice President &
                                                       Assistant Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler                  Officer                Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas R. Wald                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                     Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                   Officer                Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski              Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Craig J. St. Thomas             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                   Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus              Officer                Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.(a)  PRINCIPAL UNDERWRITERS

             INVESCO Bond Funds, Inc.
             INVESCO Combination Stock & Bond Funds, Inc.
             INVESCO Counselor Series Funds, Inc.
             INVESCO International Funds, Inc.
             INVESCO Manager Series Funds, Inc.
             INVESCO Money Market Funds, Inc.
             INVESCO Sector Funds, Inc.
             INVESCO Stock Funds, Inc.
             INVESCO Treasurer's Series Funds, Inc.
             INVESCO Variable Investment Funds, Inc.

        (b)

                             Positions and             Positions and
Name and Principal           Offices with              Offices with
Business Address             Underwriter               the Company
----------------             -----------               -----------

Raymond R. Cunningham        Chairman of the Board,    President, Chief
4350 South Monaco Street     President, and Chief      Executive Officer &
Denver, CO 80237             Executive Officer         Director

William J. Galvin, Jr.       Senior Vice President,    Assistant Secretary
4350 South Monaco Street     Asst. Secretary &
Denver, CO  80237            Director

Ronald L. Grooms             Senior Vice               Treasurer &
4350 South Monaco Street     President,                Chief Financial and
Denver, CO  80237            Treasurer, &              Accounting Officer
                             Director

Richard W. Healey            Senior Vice               Director
4350 South Monaco Street     President  &
Denver, CO  80237            Director

Timothy J. Miller            Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                Senior Vice               Secretary
4350 South Monaco Street     President,
Denver, CO 80237             Secretary &
                             General Counsel

Pamela J. Piro               Assistant Treasurer       Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson                                     Chairman of the Board
4350 South Monaco Street
Denver, CO 80237


        (c)  Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

             Raymond R. Cunningham
             4350 South Monaco Street
             Denver, CO  80237

ITEM 29.     MANAGEMENT SERVICES

             Not applicable.

ITEM 30.     UNDERTAKINGS

             Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 20th day of May, 2003.

                                          INVESCO Treasurer's Series Funds, Inc.

                                          /s/ Raymond R. Cunningham
Attest:                                   __________________________________
/s/ Glen A. Payne                         Raymond R. Cunningham, President
-------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Raymond R. Cunningham                          /s/ Lawrence H. Budner*
-------------------------------                    -----------------------------
Raymond R. Cunningham, President &                 Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                               /s/ John W. McIntyre*
----------------------------                       -----------------------------
Ronald L. Grooms, Treasurer                        John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*                             /s/ Richard W. Healey*
-------------------------------                    -----------------------------
Victor L. Andrews, Director                        Richard W. Healey, Director

/s/ Bob R. Baker*                                  /s/ Sueann Ambron*
-------------------------------                    -----------------------------
Bob R. Baker, Director                             Sueann Ambron, Director

/s/ James T. Bunch*                                /s/ Larry Soll*
-------------------------------                    -----------------------------
James T. Bunch, Director                           Larry Soll, Director

/s/ Raymond R. Cunningham*                         /s/ Gerald J. Lewis*
--------------------------------                   -----------------------------
Raymond R. Cunningham, Director                    Gerald J. Lewis, Director



By _____________________________                   By /s/ Glen A. Payne
                                                      --------------------------
      Edward F. O'Keefe                                  Glen A. Payne
      Attorney in Fact                                   Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, December 21, 1995, December 30, 1996, December 24, 1997, September 28, 2000, July 23, 2001, and March 7, 2003, respectively.

                                  Exhibit Index

                                                          Page in
Exhibit Number                                            Registration Statement
--------------                                            ----------------------
      f(2)                                                      130
      i(2)                                                      136
      j                                                         137
      p                                                         138